As filed with the Securities and Exchange Commission on April 25, 2007

File No. 33-5852
File No. 811-4676

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 54	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 56	☒

HARBOR FUNDS
(Exact name of Registrant as Specified in Charter)

One SeaGate, Toledo, Ohio 43604-1572
(Address of Principal Executive Offices)

(419) 249-2900
(Registrant’s Telephone Number, including Area Code)

DAVID G. VAN HOOSER Harbor Funds One SeaGate Toledo, Ohio 43604-1572	CHRISTOPHER P. HARVEY, ESQ. Wilmer Cutler Pickering Hale and Dorr LLP 60 State Street Boston, Massachusetts 02109
(Name and address of Agents for Service)

It is proposed that this filing will become effective on May 1, 2007 pursuant to paragraph (b) of Rule 485.

The Index to Exhibits is located at page C-6.

Harbor Funds Prospectus May 1, 2007 Harbor SMID Value Fund Harbor Funds is pleased to introduce a new series to its lineup of Domestic Equity Funds. The Securities and Exchange Commission has not approved any funds shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

You Should Know

No financial highlights exist for Harbor SMID Value Fund, which commenced operations on May 1, 2007. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Harbor Funds’ trustees may change the fund’s investment goal without shareholder approval. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new subadviser or a new or amended subadvisory agreement.

Risk/Return Summary — Domestic Equity
HARBOR SMID VALUE FUND

INVESTMENT GOAL

Long-term total return.

PRINCIPAL STYLE CHARACTERISTICS

Small to mid cap value stocks.

SUBADVISER

Evercore Asset Management, LLC
55 East 52nd Street
New York, NY 10055
Andrew Moloff
Portfolio Manager (since 2007)
Greg Sawers
Portfolio Manager (since 2007)

Evercore has subadvised the fund since its inception in 2007.

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks, of small and mid capitalization companies. We define small and mid cap companies as those with market capitalizations that fall within the range of the Russell 2500TM Value Index. As of December 31, 2006, the range of the Index was $92 million to $7.3 billion, but it is expected to change frequently.

The subadviser believes that attractive investment opportunities are created when the market overreacts to near-term events, misjudges future outcomes and makes investment decisions based more on emotion than rigorous analysis. The subadviser seeks to benefit from those investment opportunities by developing, through, disciplined, fundamental bottom-up research, an assessment of a company’s intrinsic value. The subadviser employs a long-term perspective when determining a company’s intrinsic value that is not swayed by shorter-term price fluctuations or market movements, akin to that of a private investor in a company’s business. The subadviser constructs a portfolio of undervalued companies for the fund by first utilizing a proprietary quantitative model to evaluate and prioritize all of the companies within the fund’s capitalization range based on the subadviser’s estimate of the long-term normalized earning power of each company. The subadviser then performs fundamental, bottom-up research on those companies identified by the model as attractively valued, focusing on those which it believes:

-	have a compelling valuation relative to their long-term normalized earnings power
-	show attractive valuations as a result of market overreactions to near-term events
-	have an understandable business model and realistic plan to improve the business
-	show an emerging competitive advantage

Under normal circumstances, the fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of smaller cap companies. The fund’s 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund expects to invest in approximately 40 to 60 companies. In general, the fund stays fully invested in stocks and does not try to time the market.

FUND PERFORMANCE

Because the fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided. See pages 5 and 6 for information relating to the subadviser.

2

Risk/Return Summary — Domestic Equity
HARBOR SMID VALUE FUND

INSTITUTIONAL CLASS

Fund#: 028

Cusip: 411511421
Ticker: HASMX
Inception Date: 05-01-2007

RETIREMENT CLASS

Fund#: 228
Cusip: 411511439
Ticker: HRSMX
Inception Date: 05-01-2007

INVESTOR CLASS

Fund#: 428
Cusip: 411511413
Ticker: HISMX
Inception Date: 05-01-2007

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments. These fluctuations are a result of:

Market risk: The individual stocks in which the fund has invested or overall stock markets in which they trade go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, causing the fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The subadviser’s judgment about the attractiveness, value and potential appreciation of particular companies’ stocks proves to be incorrect.

Smaller cap risk: The fund’s performance may be more volatile because it invests primarily in smaller cap stocks. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies.

Limited issuers risk: Because the fund typically invests in approximately 40 to 60 companies, an adverse event affecting a particular company may hurt the fund’s performance more than if it had invested in a larger number of companies.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional	Retirement	Investor
	Class	Class	Class

Shareholder fees	None	None	None
(fees paid directly from your investment)

Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses[1]	1.23%	1.23%	1.36%

Total annual fund operating expenses	1.98%	2.23%	2.36%
Contractual fee waiver (until 04/30/2008)	1.03%	1.03%	1.03%

Net annual fund operating expenses	0.95%	1.20%	1.33%

[1]	Other expenses are based on estimated amounts for the current fiscal year.
EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example is based on the gross expenses taking into account the expense limitation (through the first year only) and assumes that:

-	You invest $10,000 in the fund for the time periods indicated;
-	You redeem at the end of each period;
-	Your investment has a 5% return each year; and
-	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

Institutional Class	$97	$521	$972	$2,223

Retirement Class	$122	$598	$1,101	$2,484

Investor Class	$135	$638	$1,167	$2,617

3

The Fund’s Investments
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENTS

Equity Securities

The fund may invest in all types of equity securities.

Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, security futures, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations. Equity investments may also include investments in initial public offerings or secondary offerings.

4

The Fund’s Investments
INFORMATION ABOUT THE FUND’S OTHER INVESTMENTS

Derivative Instruments

The fund may, but is not required to, use derivatives for any of the following purposes:

-	To hedge against adverse changes in the market value of securities held by or to be bought for the fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.
-	As a substitute for purchasing or selling securities or foreign currencies.
-	In non-hedging situations, to attempt to profit from anticipated market developments.

A derivative instrument will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency.

Examples of derivatives are futures contracts, options, forward contracts, swaps, caps, collars and floors.

Even a small investment in derivatives can have a big impact on a fund portfolio’s interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase the fund’s portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s portfolio holdings. If the fund uses derivatives, it manages its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund’s portfolio less liquid and harder to value, especially in declining markets.

Temporary Defensive Positions

In response to extraordinary market, economic or political conditions, the fund may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.

If the fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

Portfolio Turnover

It is important to note that some actively managed portfolios may have high turnover rates. In some instances, a turnover rate of an actively managed investment company portfolio may be in excess of 100%. The results of high turnover rates may lead to the realization and distribution to shareholders of higher capital gains, which would increase shareholder tax liability. Frequent trading also increases transaction costs, which could detract from a fund’s performance.

While the Harbor SMID Value Fund is an actively managed portfolio, the subadviser does not normally engage in frequent trading to implement the fund’s investment strategy. As a result, portfolio turnover is expected to be substantially less than 100%. The expected annual turnover is approximately 25%-30% based on specific holdings, but can be higher or lower based on market conditions.

5

The Adviser and Subadviser

The Adviser

Harbor Capital Advisors, Inc. is the investment adviser and provides management services to Harbor Funds.

Harbor Capital Advisors, Inc., located at One SeaGate, Toledo, Ohio, is an indirect wholly owned subsidiary of Robeco Groep N.V. Founded in 1929, Robeco Groep N.V. is one of the world’s oldest asset management organizations. As of March 31, 2007, Robeco Groep N.V., through its investment management subsidiaries, had approximately $200.9 billion in assets under management.

The combined assets of Harbor Funds and the pension plans managed by Harbor Capital Advisors were approximately $39.3 billion as of March 31, 2007.

Subject to the approval of the Harbor Funds board of trustees, Harbor Capital Advisors, as the investment adviser, establishes and modifies whenever necessary the investment strategies of each fund. Harbor Capital Advisors is also responsible for overseeing the subadviser and recommending the selection, termination and replacement of the subadviser. The adviser evaluates and allocates the fund’s assets.

The adviser also:

-	Seeks to ensure quality control in the subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.

-	Monitors and measures risk and return results against appropriate benchmarks and recommends whether the subadviser should be retained or changed.

-	Focuses on cost control.

In order to more effectively manage the Harbor Funds, including this Fund, Harbor Funds and Harbor Capital Advisors have been granted an order from the SEC permitting the adviser, subject to the approval of the Harbor Funds board of trustees, to select subadvisers to serve as portfolio managers for the Harbor Funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements without obtaining shareholder approval. To the extent the SEC adopts a rule which would supersede the order, Harbor Funds and Harbor Capital Advisors intend to rely on the rule to permit Harbor Capital Advisors to act in the same manner as it currently does pursuant to the order.

In addition to its investment management services to the fund, the adviser administers the fund’s business affairs. The adviser has agreed to reduce the Harbor SMID Value Fund’s expenses of the different share classes until at least April 30, 2008. The adviser pays a subadvisory fee to the subadviser out of its own assets. The fund is not responsible for paying any portion of the subadvisory fee to the subadviser.

ANNUAL ADVISORY FEE RATES
(as a percentage of the fund’s average net assets)

	Actual		Contractual
	Advisory		Advisory
	Fee Paid		Fee

Harbor SMID Value Fund	N/A	[a]	0.75%

[a]	Commenced operations May 1, 2007.

A discussion regarding the basis for the board of trustees approving the investment advisory agreements of the fund will be available in Harbor Funds’ annual report to shareholders dated October 31, 2007.

The subadviser also subadvises a portion of the pension plan assets advised by Harbor Capital Advisors and has adopted procedures to reasonably ensure fair asset allocation between the fund and the pension plan. The objectives and investment styles of the fund match those segments of the pension plan subadvised by the subadviser. This allows Harbor Funds to utilize research and other information on a cost effective basis. Portfolio managers are monitored on an on-going basis to collect and update data about their organizations and performance.

The Subadviser
and Fund Managers

The fund’s investments are selected by a subadviser that is not affiliated with Harbor Capital Advisors. The following table describes the fund’s portfolio managers, the subadviser that employs the managers and the managers’ business experience. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

PORTFOLIO MANAGERS	MANAGER	BUSINESS EXPERIENCE
AND SUBADVISER	SINCE	(PAST FIVE YEARS)

SMID Value
The Subadviser will make investment decisions for the fund using a research team approach. The research team is jointly managed by Andrew Moloff and Greg Sawers. Final authority on all portfolio investments rests with Andrew Moloff as Chief Investment Officer.
Andrew Moloff Evercore Asset Management, LLC 55 East 52nd Street New York, NY 10055	2007	Chief Investment Officer, Portfolio Manager and Co-Founder, Evercore Asset Management (since 2005); Head of Global Equity Research and Head of U.S. Equity Portfolio Management, Citigroup Asset Management (2002-2005); and Chief Investment Officer and Director of Research for U.S. small and mid cap value equities, Sanford C. Bernstein & Co., Inc. (1995-2002).
Greg Sawers Evercore Asset Management, LLC	2007	Chief Executive Officer, Portfolio Manager and Co- Founder, Evercore Asset Management (since 2005); Global Head of Equity Research and Head of U.S. Equities, Credit Suisse Asset Management (2002-2005); and Portfolio Manager and Chief Investment Officer of Small-Cap Value product, Sanford C. Bernstein & Co., Inc. (1993-2002).

6

The Adviser and Subadviser

Evercore Asset Management
SMID-Cap Value
Composite
Performance
Information

The following table presents the past performance of a composite of one account managed by Evercore Asset Management, LLC, which serves as the subadviser to Harbor SMID Value Fund. The Evercore Asset Management SMID-Cap Value composite is comprised of all fee paying accounts under discretionary management by Evercore Asset Management that have investment objectives, policies and strategies substantially similar to those of the Harbor SMID Value Fund. Evercore Asset Management has prepared and presented the historical performance shown for the composite in accordance with the Global Investment Performance Standards (GIPS®). The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the account comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Evercore Asset Management in managing all small to mid cap value portfolios with investment objectives, policies and strategies substantially similar to those of the Harbor SMID Value Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses estimated to be payable by the Institutional, Retirement and Investor class shares of Harbor SMID Value Fund for the fiscal year ended October 31, 2007 were used.

The historical performance of the Evercore Asset Management SMID-Cap Value composite is not that of any of the Harbor Funds, including Harbor SMID Value Fund, and is not necessarily indicative of any fund’s future results. The Harbor SMID Value Fund commenced operations on May 1, 2007. Harbor SMID Value Fund’s actual performance may vary significantly from the past performance of the composite. While the account comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, the account comprising the composite is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.

EVERCORE ASSET MANAGEMENT SMID-CAP VALUE COMPOSITE PERFORMANCE

	For the Periods Ended:

	March 31, 2007	December 31, 2006

Evercore Asset Management SMID-Cap Value Composite*	1 Year	Since Inception

Composite net of all Institutional Class operating expenses	18.41%	8.80%
Composite net of all Retirement Class operating expenses	18.13	8.60
Composite net of all Investor Class operating expenses	17.98	8.50
Composite gross of all operating expenses	19.50	9.55
Russell 2500TM Value Index	12.15	8.79

*	This is not the performance of the Harbor SMID Value Fund. As of March 31, 2007, the SMID-Cap Value composite was composed of 1 account, totaling approximately $3.58 million. The inception date of the Composite was April 1, 2006.

7

Your Harbor Funds Account

Choosing a Share Class

The Harbor SMID Value Fund has multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the fund’s separate share classes have different expenses, and as a result, their investment performances will differ. Please note that the retirement class shares are limited to eligible retirement plans, which consist of qualified retirement plans and employer sponsored non-qualified deferred compensation plans only. The retirement class shares are not available through personal plans, such as individual retirement accounts (IRA), SEPs, Simple IRAs or individual 403(b) plans. When choosing a share class, you should consider the factors below:

Institutional Class	Retirement Class	Investor Class
- Available to individual and institutional investors	- Limited to eligible retirement plans only	- Available to individual and institutional investors
- No 12b-1 fee	- 12b-1 fee of up to 0.25% of average daily net assets	- 12b-1 fee of up to 0.25% of average daily net assets
- Transfer agent fee of 0.06% of the average daily net assets	- Transfer agent fee of 0.06% of the average daily net assets	- Transfer agent fee of 0.19% of the average daily net assets
- $50,000 minimum investment	- No minimum investment	- $2,500 minimum investment for regular accounts and $1,000 minimum for IRA and UTMA/UGMA accounts

DISTRIBUTION AND SERVICE (12b-1) FEES

Harbor Funds has adopted a distribution plan for the fund’s retirement and investor class of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the fund pays distribution and service fees to Harbor Funds Distributors, Inc., (the “Distributor”), for the sale, distribution and servicing of its shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
TRANSFER AGENT FEES
The fund pays Harbor Services Group, Inc. transfer agent fees (specified above) on a per class basis for its services as shareholder servicing agent for the fund. Harbor Services Group uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through financial intermediaries.

8

Your Harbor Funds Account

Minimum Investment Exceptions	Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any fund and for the Institutional Class of those funds with a $1,000 investment minimum.

You may purchase Institutional Class shares notwithstanding the $50,000 minimum investment amount if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	You were a shareholder of Harbor Funds on October 31, 2002 and maintained a balance in your Harbor Funds account (hereinafter referred to as “original shareholders” or “grandfathered shareholders”). You will lose your “grandfathered” status if you deplete your account to a zero balance.

(b)	You received all or a portion of a grandfathered account due to death, divorce, a partnership dissolution, or as a gift of shares to a charitable organization.

(c)	Current officers, partners, employees or registered representatives of financial intermediaries which have entered into sales agreements with the Distributor.

(d)	Members of the immediate family living in the same household of any of the persons included in items a, b, or c.

(e)	Current trustees and officers of Harbor Funds.

(f)	Current partners and employees of legal counsel to Harbor Funds.

(g)	Current directors, officers or employees of Harbor Capital Advisors and its affiliates.

(h)	Current directors, officers, or employees of any subadviser to any Harbor Funds.

(i)	Members of the immediate family of any of the persons included in items e, f, g, h, or i.

(j)	Any trust, custodian, pension, profit sharing or other benefit plan of the foregoing persons.

(k)	Employer-sponsored retirement plan participants that transfer into a separate account with Harbor Funds within 60 days from withdrawal out of their employer-sponsored retirement plan account at Harbor Funds.

(l)	Individuals that transfer directly into a separate account with Harbor Funds from an omnibus account at Harbor Funds; provided those individuals beneficially owned shares of the same Harbor Fund through the omnibus account for a reasonable period of time, as determined by the Distributor, prior to the transfer.

(m)	Certain wrap and other types of fee based accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the Distributor.

(n)	Employer-sponsored retirement plans and omnibus accounts established by financial intermediaries where the investment in each fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Distributor.

(o)	Participants in an employer-sponsored retirement plan or 403(b) plan or 457 plan if (i) your employer has made special arrangements for your plan to operate as a group with other plans through a single broker, dealer or financial intermediary; and (ii) all participants in the plan purchase shares of a Harbor Fund through that single broker, dealer or other financial intermediary.

(p)	Certain family trust accounts adhering to standards established by the Distributor.

9

Your Harbor Funds Account

How to Purchase Shares
Harbor Funds will not accept cash, money orders, “starter checks”, third-party checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S.

Harbor Funds does not issue share certificates.

Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.

Please make note of your confirmation number when transacting via the telephone and the Internet.

All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or ACH for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.

You may make up to four round trips in the same fund in a 12-month period. However, Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the fund involved. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive short-term trading or market timing activity in any fund, it may bar future purchases on a temporary or permanent basis at any time. A “round trip” is a purchase into a fund followed by a redemption out of the same fund (by any means) within a 30 day period. Different restrictions may apply if you invest through an intermediary. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Harbor Funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico and Guam. Certain Harbor Funds are also available for sale to certain government approved pension plans in Chile and Peru.

BY MAIL	Open a new account	Add to an existing account

First class mail to: Harbor Services Group, Inc. P.O. Box 10048 Toledo, OH 43699-0048	Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Complete the investment slip included with your most recent confirmation or statement.
Express or registered mail to: Harbor Services Group, Inc. One SeaGate 14th Floor Toledo, OH 43604-1572
Make your check payable to: “Harbor Funds”

If your check does not clear for any reason, the shareholder servicing agent will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.

Neither Harbor Funds nor the shareholder servicing agent is responsible for any misdirected or lost mail.

BY TELEPHONE	Add to an existing account
Call Harbor Services Group at: 1-800-422-1050	You may purchase shares via our automated telephone service 24 hours a day or by contacting a shareholder servicing agent during normal business hours.

Telephone purchases are limited to $100,000 per fund, per day. Telephone and Internet transactions are aggregated for purposes of the $100,000 limit.

Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or a shareholder servicing agent by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our web site.

You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call the shareholder servicing agent at 1-800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our web site at www.harborfunds.com.

10

Your Harbor Funds Account

How to Purchase Shares	BY WIRE	Open a new account	Add to an existing account
	Wire to: State Street Bank and Trust Company Boston, MA ABA#: 0110 0002 8 Acct: DDA #3018-065-7 Supply fund name, share class, account registration and account number	Send the completed account application to Harbor Services Group at the address listed under “By Mail.” Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.	Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.

Call the shareholder servicing agent at 1-800-422-1050 if you are sending a wire of $100,000 or more.

BY INTERNET Visit our web site at: www.harborfunds.com	Add to an existing account

If your account has internet purchase privileges, you may purchase shares via our web site 24 hours a day.

Internet purchases are limited to $100,000 per fund, per day. Telephone and Internet transactions are aggregated for purposes of the $100,000 limit.

Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for as long as 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our web site (for example, during unusual market activity), you may call a shareholder servicing agent during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.

You must have banking instructions already established on your account to purchase shares through the Internet. If banking instructions were not established at the time you opened your account, call the shareholder servicing agent at 1-800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our web site.

	THROUGH A FINANCIAL	You may purchase fund shares through an intermediary, such as a broker-
INTERMEDIARY	dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than the funds. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

Harbor Funds Distributors, the distributor of Harbor Funds, has contracted with certain intermediaries to accept and forward purchase orders to the funds on your behalf. These contracts may permit a financial intermediary to transmit the funds for a purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

Harbor Funds Distributors, Harbor Services Group and/or Harbor Capital Advisors or its affiliates may compensate, out of their own assets, certain intermediaries for distribution of fund shares, and for shareholder recordkeeping, subaccounting and other similar services.

Harbor Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

11

Your Harbor Funds Account

How to Exchange Shares
An exchange is a redemption of shares from one Harbor fund and a purchase of shares in another Harbor fund and may be subject to a redemption fee.

Exchanges may be taxable transactions depending on the type of account, and you may realize a gain or a loss.

Please make note of your confirmation number when transacting via the telephone and the Internet.

All orders to exchange shares received in good order by Harbor Fund or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. You may make up to four round trips in the same fund in a 12-month period. However, Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the fund involved. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive short-term trading or market timing activity in any fund, it may bar future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. A “round trip” is a purchase into a fund followed by a redemption out of the same fund (by any means) within a 30 day period. Different restrictions may apply if you invest through an intermediary. For more information about the funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each fund. You should consider the differences in investment objectives and expenses of a fund before making an exchange.

Harbor Funds may change or terminate its exchange policy on 60 days prior notice.

INSTITUTIONAL CLASS SHAREHOLDERS

This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.

If you are an original shareholder (a shareholder of any Harbor Fund as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor Fund.

If you are not an original shareholder, you must meet the minimum initial investment requirements for each fund.

RETIREMENT CLASS SHAREHOLDERS

You may exchange your shares of the Retirement Class for Retirement Class shares or any other Harbor Funds available through your retirement plan. In addition, you may exchange your shares of the Retirement Class for shares of either the Institutional or Investor Class shares of another Harbor Funds if such class of shares is available through your retirement plan.

INVESTOR CLASS SHAREHOLDERS

If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor Funds and for Institutional Class shares of Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund. Your exchanges out of the Institutional Class shares of Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund into another Harbor Funds would be subject to the minimum investment requirements for each fund and class.

BY MAIL First class mail to: Harbor Services Group, Inc. P.O. Box 10048 Toledo, OH 43699-0048 Express or registered mail to: Harbor Services Group, Inc. One SeaGate 14th Floor Toledo, OH 43604-1572	You may mail an exchange request to the shareholder servicing agent. Indicate the name of the fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.

Neither Harbor Funds nor the shareholder servicing agent is responsible for any misdirected or lost mail.

12

Your Harbor Funds Account

How to Exchange Shares

BY TELEPHONE Call Harbor Services Group at: 1-800-422-1050	If your account has telephone exchange privileges, you may exchange shares via our automated telephone service 24 hours a day or by contacting a shareholder servicing agent during normal business hours.

If you are unable to access our automated telephone service or reach a shareholder servicing agent by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our web site.

BY INTERNET Visit our web site at: www.harborfunds.com	If your account has internet exchange privileges, you may exchange shares via our web site 24 hours a day.

If you are unable to access our web site (for example, during unusual market activity), you may call a shareholder servicing agent during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

THROUGH A FINANCIAL INTERMEDIARY	You may exchange fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than the funds. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

Harbor Funds Distributors, the distributor of Harbor Funds, has contracted with certain intermediaries to accept and forward exchange orders to the funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

Harbor Funds Distributors, Harbor Services Group and/or Harbor Capital Advisors or its affiliates may compensate, out of their own assets, certain intermediaries for distribution of fund shares, and for shareholder recordkeeping, subaccounting and other similar services.

Harbor Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

13

Your Harbor Funds Account

How to Sell Shares
Redemptions may be taxable transactions and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.

Neither Harbor Funds nor the shareholder servicing agent is obligated, under any circumstances, to pay interest on redemption proceeds.

A signature guarantee may be required. See “Shareholder and Account Policies” for more information.

Redemption proceeds sent by check and not cashed within 180 days may be reinvested in your account in the same fund from which it was redeemed at the current day’s NAV. Redemption proceeds which are reinvested are subject to the risk of loss like any fund investment.

Please make note of your confirmation number when transacting via the telephone and the Internet.

All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Each fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.

If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.

BY MAIL First class mail to: Harbor Services Group, Inc. P.O. Box 10048 Toledo, OH 43699-0048 Express or registered mail to: Harbor Services Group, Inc. One SeaGate 14th Floor Toledo, OH 43604-1572	You may mail a written redemption request to the shareholder servicing agent. State the name of the fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.

Neither Harbor Funds nor the shareholder servicing agent is responsible for any misdirected or lost mail.

BY TELEPHONE Call Harbor Services Group at: 1-800-422-1050	If your account has telephone redemption privileges, you may redeem shares via our automated telephone service 24 hours a day or by contacting a shareholder servicing agent during normal business hours.

Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for as long as 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or reach a shareholder servicing agent by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our web site.

BY INTERNET Visit our web site at: www.harborfunds.com	If your account has Internet redemption privileges, you may redeem shares via our web site 24 hours a day.

Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for as long as 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our web site (for example, during unusual market activity), you may call a shareholder servicing agent during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

14

Your Harbor Funds Account

How to Sell Shares	THROUGH A FINANCIAL INTERMEDIARY	You may redeem fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

Harbor Funds Distributors, the distributor of Harbor Funds, has contracted with certain intermediaries to accept and forward redemption requests to the funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

Harbor Funds Distributors, Harbor Services Group and/or Harbor Capital Advisors or its affiliates may compensate, out of their own assets, certain intermediaries for distribution of fund shares, and for shareholder recordkeeping, subaccounting and other similar services.

Harbor Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

15

Shareholder and Account Policies

Transaction and Account Policies

RIGHTS RESERVED BY HARBOR FUNDS
Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone or mail; (2) to refuse any purchase or exchange order; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if the fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund or if required by law.

EXCESSIVE TRADING/MARKET-TIMING
Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to seek to discourage excessive short-term trading.

Excessive short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Because the fund invests significantly in small to mid cap companies, the fund may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a fund’s portfolio securities, as reflected by the fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.

The Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the funds.

Harbor Funds will limit for a period of 60 days future purchases into a fund by any investor who makes more than four round trips (as defined under “How to Purchase Shares”) in the same fund in a 12-month period. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds may also ban a shareholder from opening new accounts or adding to existing accounts in any Harbor Funds. Funds at greater risk for market timing activity impose a redemption fee on shares redeemed within short periods of time. Harbor Funds has also implemented fair value pricing procedures which may have the effect of reducing market timing activity in some funds. In addition, the funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a fund. For example, a fund may refuse a purchase order if the fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the fund’s investment policies or the fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed in violation of the funds’ exchange limits or excessive trading policy are not deemed accepted by a fund.

The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) reinvested distributions (dividends and capital gains); (vi) transactions initiated through an Automatic Purchase, Exchange or Withdrawal Plan; (vii) transactions pursuant to a systematic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same fund and shares converted from one class

16

Shareholder and Account Policies

to another class in the same fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor Funds that invest in other Harbor Funds; (xii) redemptions of shares to pay fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the fund; and (xiv) omnibus accounts maintained by financial intermediaries.

When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.

In addition, some financial intermediaries may impose their own restrictions on short-term trading which may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the funds from excessive short-term trading activity.

The trading history of accounts under common ownership or control within any of the Harbor Funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a fund.

Purchase orders (including the purchase portion of an exchange) received by a financial intermediary in violation of the funds’ excessive trading policy are not deemed accepted by a fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICY
The fund’s full portfolio holdings, are published quarterly, with a 15-day lag, on www.harborfunds.com. In addition, the fund top ten portfolio holdings as a percent of its total net assets will be published quarterly, with a 10-day lag, on www.harborfunds.com. This information is available on Harbor Funds’ web site for the entire quarter.

Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

PRICING OF FUND SHARES
The fund’s share price, called its net asset value, or NAV, per share, is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m., eastern time. NAV per share for each class of shares outstanding is computed by dividing the net assets of the fund attributable to that class by the number of fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is not calculated, and the fund does not transact purchase or redemption requests. However, on those days the value of a fund’s assets may be affected to the extent that the fund holds foreign securities that trade on foreign markets that are open.

The fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services.

When reliable market quotations are not readily available or when market quotations are considered unreliable, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees, which may include utilizing an independent pricing service. The fund may use fair-value pricing if the value of some or all of the fund’s securities have been materially affected by events occurring before the fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from market quotations or official closing prices for the same securities. This means the fund may value those

17

Shareholder and Account Policies

securities higher or lower than another fund that uses market quotations or official closing prices.

Share prices are normally available after 7:00 p.m. eastern time by calling 1-800-422-1050 or visiting www.harborfunds.com.

PAYING FOR SHARES BY CHECK
If you purchase fund shares by check:

-	No third-party checks, starter checks, money orders, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S. are accepted.
-	If your check does not clear for any reason, the shareholder servicing agent will cancel your purchase and deduct $25 from your Harbor Funds account. You may also be prohibited from future purchases.
-	You may subsequently sell the shares purchased by check, but the proceeds may not be available for as long as 10 business days to make sure that your check has cleared.
-	You can avoid the 10 business day holding period by purchasing shares via wire. Use of ACH will reduce the holding period to 3 business days.

IN-KIND REDEMPTIONS
Harbor Funds agrees to redeem shares of each fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming fund, either total or partial, by an in-kind redemption of securities (instead of cash) from the applicable fund. The securities redeemed in-kind would be valued for this purpose by the same method as is used to calculate the fund’s net asset value per share. Redemptions whether made in cash or in-kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

ACCOUNTS BELOW SHARE CLASS MINIMUMS
Shareholders seeking to establish accounts in the Institutional Class of shares with amounts that are below the $50,000 minimum required investment will automatically be invested in the Investor Class of shares. If your account balance falls below the required minimum investment for the respective Class due to redemptions, the shareholder servicing agent may ask that the account be increased. If your account balance is not increased within 60 days, the shareholder servicing agent reserves the right to exchange your Institutional Class shares at the then current NAV for shares of the respective fund’s Investor Class and reserves the right to redeem, in full, shares of the Investor Class if the resulting Investor Class account balance does not satisfy the Investor Class minimum account size.

STATEMENTS AND REPORTS
You will receive a confirmation statement after each transaction affecting your account, however, shareholders participating in an automatic plan will receive only quarterly confirmations of all transactions. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact the shareholder servicing agent regarding any errors or discrepancies.

The fund produces financial reports, which include a list of the fund’s portfolio holdings, semi-annually and update the prospectus annually.

Unless you instruct Harbor otherwise by contacting a shareholder servicing agent, the funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call a shareholder servicing agent if you would like to receive additional copies of these documents. Individual copies will be sent within thirty (30) days after Harbor receives your instructions. Your consent to householding is considered valid until revoked.

18

Shareholder and Account Policies

SIGNATURE GUARANTEES
A signature guarantee is required if any of the following is applicable:

-	You request a redemption above $100,000.
-	You would like a check made payable to anyone other than the shareholder(s) of record.
-	You would like a check mailed to an address which has been changed within 10 business days of the redemption request.
-	You would like a check mailed to an address other than the address of record.
-	You would like your redemption proceeds wired to a bank account other than a bank account of record.

Harbor Funds reserves the right to waive or require a signature guarantee under certain circumstances.

A signature guarantee may be refused if any of the following is applicable:

-	It does not appear valid or in good form.
-	The transaction amount exceeds the surety bond limit of the signature guarantee.
-	The guarantee stamp has been reported as stolen, missing or counterfeit.

How to Obtain a Signature Guarantee

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature.

19

Shareholder and Account Policies

Each Fund Distributes Substantially all of its Income and Gains

You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the same fund unless you elect otherwise. This prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

DIVIDENDS, DISTRIBUTIONS AND TAXES
The fund will distribute all or substantially all of its net investment income and realized capital gains, if any, each year. The fund declares and pays any dividends from net investment income and capital gains at least annually in December. The fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. The fund expects distributions to be primarily from capital gain.

For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so designated by a fund and certain other conditions, including holding period requirements, are met by the fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate. Since the fund’s income is derived primarily from sources that do not pay “qualified dividend income,” dividends from the fund generally will not qualify for taxation at the minimum 15% U.S. federal income tax rate available to individuals on qualified dividend income. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional fund shares.

Generally, you should avoid investing in a fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Otherwise, dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the fund, whether or not you reinvested the dividends. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the funds pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest it in more shares.

When you sell or exchange fund shares you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. Every January the fund will send you information about the fund’s dividends and distributions and any shares you sold during the previous calendar year.

If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number along with certifications required by the Internal Revenue Service, you may be subject to a backup withholding tax of 28% on your dividends and capital gain distributions, redemptions, exchanges and any other payments to you.

The fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if either of the following occur:

-	Postal or other delivery service is unable to deliver checks to the address of record;
-	Dividends and capital gain distributions are not cashed within 180 days; or.
-	Bank account of record is no longer valid.

Dividends and capital gain distributions checks which are not cashed within 180 days may be reinvested in your account in the same fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any fund investment.

Neither Harbor Funds nor the shareholder servicing agent has any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

20

Investor Services

Harbor Funds Provides a Variety of Services to Manage your Account

If you already have a Harbor Funds account, call the shareholder servicing agent at 1-800-422-1050 to request an Account Maintenance form to add these features or you may download the form from our web site at www.harborfunds.com.

WWW.HARBORFUNDS.COM
Our web site provides to you, 24 hours a day, access to your account information, the ability to conduct transactions, the option to request forms and applications, and offers additional information on each of the Harbor Funds.

In order to engage in transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to www.harborfunds.com and follow the procedures accordingly).

When you establish an account, you will automatically be granted Internet transaction privileges.

Transactions through the Internet are subject to the same minimums as other transaction methods.

Procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information prior to acting upon instructions and sending written confirmation of Internet transactions are used by the shareholder servicing agent. To the extent that reasonable procedures are used to confirm that instructions received through the Internet are genuine, neither Harbor Funds, the shareholder servicing agent, nor the distributor will be liable for acting on these instructions.

TRANSFER ON DEATH REGISTRATION
You may indicate on the account application to whom the account will be transferred on your death.

TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, Trust accounts or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by “TOD, Subject to STA TOD Rules”. Harbor Funds reserves the right to use the term “beneficiaries” in an account registration rather than list each named beneficiary. However, the shareholder must provide the name, address, social security number, and birth date of each beneficiary. Per stirpes designation will not be accepted.

To add TOD registration to an existing account, call the shareholder servicing agent at 1-800-422-1050 to request the Transfer on Death Registration form and instructions or you may download the form from our web site at www.harborfunds.com.

TELEPHONE SERVICES
1-800-422-1050
Our automated telephone service is available 24 hours a day. It provides you the ability to conduct transactions, access your account information, request forms and applications, and obtain information on each of the Harbor Funds.

When you establish an account, you will be granted telephone transaction privileges.

Telephone transactions are subject to the same minimums as other transaction methods.

Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions are used by the shareholder servicing agent. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, neither Harbor Funds, the shareholder servicing agent, nor the distributor will be liable for acting on these instructions.

RETIREMENT ACCOUNTS
For information on establishing retirement accounts, please call 1-800-422-1050.

-	Traditional IRA – an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.
-	Roth IRA – an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.
-	SEP IRA – an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.
-	Other Retirement Plans – The Harbor Funds may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

21

Investor Services

Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.

Your automatic investment plan, exchange plan, withdrawal plan, or dividend exchange plan will be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current fund and will not be exchanged.

AUTOMATIC INVESTMENT PLAN
You may select this feature when completing the account application.

You may sell the shares, but the proceeds may not be available for up to 3 business days after the initial purchase to make sure that the funds from your account have cleared.

If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.

By using the automatic investment or exchange plans, you are purchasing shares of a fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals.

If you already have a Harbor Funds account, call the shareholder servicing agent at 1-800-422-1050 to request an Automatic Options form to add this feature or you may download the form from our web site at www.harborfunds.com.

AUTOMATIC EXCHANGE PLAN
You may automatically exchange between Harbor Funds either monthly or quarterly. The fund being exchanged out of and exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.

AUTOMATIC WITHDRAWAL PLAN
You may direct Harbor Funds to withdraw a specific dollar amount on a monthly or quarterly schedule. If you have multiple plans, the dollar amount in each plan must be the same.

If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions for you. You should consult your tax adviser.

DIVIDEND EXCHANGE PLAN
You may invest dividends and capital gain distributions from one fund in shares of another fund provided you have opened an account in the other fund and have satisfied the applicable minimum investment requirements. Shares are purchased on the dividend payment date at the dividend payment price which is the same as the ex-dividend date. Purchases are credited to your account on this date.

22

Harbor Funds Details

Harbor Funds

Ticker Symbols
and CUSIP Numbers
Share prices are available on our web site at www.harborfunds.com or by calling 1-800-422-1050 after 7:00 p.m. eastern time.

	FUND
FUND	NUMBER	TICKER SYMBOL	CUSIP NUMBER

DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund
Institutional Class	012	HACAX	411511504
Retirement Class	212	HRCAX	411511827
Investor Class	412	HCAIX	411511819
Harbor Mid Cap Growth Fund
Institutional Class	019	HAMGX	411511876
Retirement Class	219	HRMGX	411511793
Investor Class	419	HIMGX	411511785
Harbor Small Cap Growth Fund
Institutional Class	010	HASGX	411511868
Retirement Class	210	HRSGX	411511769
Investor Class	410	HISGX	411511777
Harbor Small Company Growth Fund
Institutional Class	026	HGSCX	411511496
Retirement Class	226	HSGRX	411511470
Investor Class	426	HSGIX	411511488
Harbor Large Cap Value Fund
Institutional Class	013	HAVLX	411511603
Retirement Class	213	HRLVX	411511751
Investor Class	413	HILVX	411511744
Harbor Mid Cap Value Fund
Institutional Class	023	HAMVX	411511835
Retirement Class	223	HRMVX	411511728
Investor Class	423	HIMVX	411511736
Harbor SMID Value Fund
Institutional Class	028	HASMX	411511421
Retirement Class	228	HRSMX	411511439
Investor Class	428	HISMX	411511413
Harbor Small Cap Value Fund
Institutional Class	022	HASCX	411511843
Retirement Class	222	HSVRX	411511710
Investor Class	422	HISVX	411511694
INTERNATIONAL EQUITY FUNDS
Harbor International Fund
Institutional Class	011	HAINX	411511306
Retirement Class	211	HRINX	411511652
Investor Class	411	HIINX	411511645
Harbor International Growth Fund
Institutional Class	017	HAIGX	411511801
Retirement Class	217	HRIGX	411511637
Investor Class	417	HIIGX	411511629
Harbor Global Value Fund
Institutional Class	027	HAGVX	411511447
Retirement Class	227	HRGVX	411511454
Investor Class	427	HIGVX	411511462
FIXED INCOME FUNDS
Harbor High-Yield Bond Fund
Institutional Class	024	HYFAX	411511553
Retirement Class	224	HYFRX	411511546
Investor Class	424	HYFIX	411511538
Harbor Bond Fund
Institutional Class	014	HABDX	411511108
Retirement Class	214	HRBDX	411511686
Harbor Real Return Fund
Institutional Class	025	HARRX	411511520
Retirement Class	225	HRRRX	411511512
Harbor Short Duration Fund
Institutional Class	016	HASDX	411511702
Retirement Class	216	HRSDX	411511678
Harbor Money Market Fund
Institutional Class	015	HARXX	411511405
Retirement Class	215	HRMXX	411511660

Updates Available

For updates on the Harbor Funds following the end of each calendar quarter, please visit our web site at www.harborfunds.com.

23

Harbor’s Privacy Statement

We recommend that you read and retain this notice for your personal files

The following privacy statement is issued by Harbor Funds and each series of Harbor Funds and its affiliates, Harbor Capital Advisors. Inc., Harbor Services Group, Inc. and Harbor Funds Distributors, Inc.

These measures reflect our commitment to maintaining the privacy of your confidential information. We appreciate the confidence you have shown by entrusting us with your assets.

Personal Information

It is our policy to respect the privacy of current and former shareholders and to protect personal information entrusted to us. We do not sell your personal information to anyone.

In the course of providing products and services, we collect non-public personal information about you from the following sources: applications, forms, our web site (including any information captured through our use of “cookies”) and transactions with us, our affiliates or other parties.

The non-public personal information collected may include name, address, e-mail address, telephone/ fax numbers, account number, social security or taxpayer identification number, investment activity, and bank account information.

When you visit our web site, we may collect technical and navigational information, such as computer browser type, Internet protocol address, pages visited and average time spent on our web site. We may use this information to alert you to software compatibility issues, or to improve our web design and functionality. We use “cookies” and similar files that may be placed on your hard drive for security purposes, to facilitate site navigation and to personalize the appearance of our site.

Information Sharing

We occasionally disclose non-public personal information about our current or former shareholders with affiliated and non-affiliated parties, as permitted by law or regulation. In the normal course of servicing our shareholders, information we collect may be shared with non-affiliated companies that perform support services on our behalf or to other firms that assist us in providing you with products and services, such as custodians, transfer agents, broker-dealers and marketing service firms as well as with other financial institutions. These companies may not use the information for any other purpose. We may also share information with affiliates that are engaged in a variety of financial services in order to better service your account(s).

When information is shared with third parties, they are not permitted to use the information for any purpose other than to assist our servicing of your account(s) or as permitted by law.

If you close your account(s) or if we lose contact with you, we will continue to share information in accordance with our current privacy policy and practices.

Access to Information

Access to non-public personal information is limited to employees, agents or other parties who need to know that information to perform their jobs, such as servicing your account(s), resolving problems or informing you of new products or services.

Security

We maintain physical, electronic and procedural safeguards to protect your non-public personal information.

For customers accessing information through our web site, various forms of Internet security such as data encryption firewall barriers, user names and passwords, and other tools are used. For additional information regarding our security measures, visit the terms and conditions of use on our web site at www.harborfunds.com.

24

Notes

Trustees & Officers

David G. Van Hooser
Chairman, President & Trustee

Raymond J. Ball
Trustee

Howard P. Colhoun
Trustee

John P. Gould
Trustee

Rodger F. Smith
Trustee

Charles F. McCain
Chief Compliance Officer

Constance L. Souders
Vice President

Brian L. Collins
Vice President

Mark W. Karchner
Treasurer

Jodie L. Crotteau
Assistant Secretary

Susan A. Deroche
Assistant Secretary

Investment Adviser

Distributor & Principal Underwriter

Shareholder Servicing Agent

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel

Recyclable
This product may not be recyclable in your area.

04/2007/1,500

Harbor Funds

One SeaGate | Toledo, Ohio 43604-1572 | 1.800.422.1050
www.harborfunds.com

For more information

For investors who would like more information about Harbor Funds, the following documents are available upon request:

Annual/Semi-Annual Reports

Additional information about the funds' investments is available in the Harbor Funds annual and semi-annual reports to shareholders. The Harbor Funds annual report contains a discussion of the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.

Free copies of the annual and semi-annual reports, the SAI, and other information and answers to questions about the funds are available:

On the Internet:	www.harborfunds.com
By E-Mail:	literature@harborfunds.com
By Telephone:	1.800.422.1050
By Mail:	**Harbor Services Group, Inc.** P.O. Box 10048 Toledo, OH 43699-0048

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 1.202.551.8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	http://www.sec.gov
By E-Mail (for a fee):	publicinfo@sec.gov
By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C., 20549-0102

This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the funds are registered for sale.

Investment Company Act File No. 811-4676

HARBOR SMID VALUE FUND	One SeaGate Toledo, Ohio 43604-1572 www.harborfunds.com

STATEMENT OF ADDITIONAL INFORMATION — May 1, 2007

Harbor Funds (“Harbor”) is an open-end management investment company (or mutual fund) consisting of eight domestic equity series, three international series and five fixed income series, including one money market fund. The Harbor SMID Value Fund (“Fund”) is a diversified portfolio and is offered in this Statement of Additional Information.

The Fund is managed by a subadviser (the “Subadviser”) under the supervision of Harbor Capital Advisors, Inc., the Fund’s investment adviser (the “Adviser”).

This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus of the Harbor SMID Value Fund dated May 1, 2007, as amended or supplemented from time to time. Investors can get free copies of the Prospectus and the Statement of Additional Information, request other information and discuss their questions about the Fund by calling 1-800-422-1050, by writing to Harbor Funds at One SeaGate, Toledo, OH 43604-1572 or by visiting our web site at www.harborfunds.com.

INVESTMENT POLICIES

80% Policy	For the Fund’s 80% investment policy, assets are measured at the time of purchase. If the 80% investment policy is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such policy. However, any future investments must be made in a manner to get back in compliance with the 80% policy.

Common Stocks	Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks	The Fund may invest in preferred stocks. Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash or additional shares of preferred stock at a defined rate. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities	Convertible securities are bonds, preferred stocks and other securities that normally pay a fixed rate of interest or dividend and give the owner the option to convert the security into common stock. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuer, the price will also change based on the price of the underlying stock. While convertible securities generally have less potential for gain than common stock, their income provides a cushion against the stock price’s declines. They generally pay less income than non- convertible bonds.

Restricted and Illiquid Securities	The Fund will not invest more than 15% of its net assets in illiquid investments, which includes repurchase agreements and fixed time deposits maturing in more than seven days, securities that are not readily marketable and restricted securities, unless the Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”) and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy relevant liquidity requirements.

The Fund may purchase and sell restricted securities (i.e., securities that would be required to be registered under the 1933 Act prior to distribution to the general public) including restricted securities eligible for resale to “qualified institutional buyers” under Rule 144A under the 1933 Act. It may be expensive or difficult for a Fund to dispose of restricted securities in the event that registration is required or an eligible purchaser cannot be found. A restricted security may be liquid or illiquid depending on whether it satisfies relevant liquidity requirements.

The Board of Trustees has delegated to the Adviser and Subadvisers the daily function of determining and monitoring liquidity of restricted securities in accordance with procedures adopted by the Board. The Board retains sufficient oversight of the process and remains ultimately responsible for the determinations.

Fixed-Income Securities	Corporate and foreign governmental debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Except to the extent that values are independently affected by currency exchange rate fluctuations, when interest rates decline, the value of fixed-income securities can generally be expected to rise. Conversely, when interest rates rise, the value of fixed-income securities can be expected to decline. The Subadviser will consider both credit risk and market risk in making investment decisions for a Fund.

INVESTMENT POLICIES

Derivative Instruments	In accordance with its investment policies, the Fund may invest in certain derivative instruments which are securities or contracts that provide for payments based on or “derived” from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties (and not like a stock or a bond). Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a Fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every Fund investment also involves a risk that the portfolio manager’s expectations will be wrong. Transactions in derivative instruments often enable a Fund to take investment positions that more precisely reflect the portfolio manager’s expectations concerning the future performance of the various investments available to the Fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investments in conventional securities.

Derivative securities include collateralized mortgage obligations, stripped mortgage-backed securities, asset-backed securities, structured notes and floating interest rate securities (described below). Derivative contracts include options, futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps (described below). The principal risks associated with derivative instruments are:

MARKET RISK

The instrument will decline in value or that an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional securities.

LEVERAGE AND ASSOCIATED PRICE VOLATILITY

Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund. The SEC has taken the position that the risk of leverage is not an appropriate risk for a money market fund.

CREDIT RISK

The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

LIQUIDITY AND VALUATION RISK

Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the Funds are not readily marketable and are subject to a Fund’s restrictions on illiquid investments.

CORRELATION RISK

There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.

Each derivative instrument purchased for a Fund’s portfolio is reviewed and analyzed by the Fund’s portfolio manager to assess the risk and reward of each such instrument in relation to the Fund’s portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument’s ability to provide value to the Fund and its shareholders.

U.S. Government Securities	U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. government securities, such as treasury bills, notes and bonds and Government National Mortgage Association (“Ginnie Mae”) certificates, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks (“FHLBs”), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Association (“Freddie Mac”) are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the

INVESTMENT POLICIES

U.S. Government
Securities —
continued

Student Loan Marketing Association (“SLMA”), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities as described above in the future, since it is not obligated to do so by law, other than as set forth above. Specifically, securities issued by U.S. government sponsored entities such as Fannie Mae, Freddie Mac, FHLBs and SLMAs are neither issued nor guaranteed by the U.S. government. Securities issued or guaranteed as to principal and interest by the U.S. government may be acquired by a Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including “Treasury Receipts,” and “Certificates of Accrual on Treasury Securities” (“CATS”). A Fund may also invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. treasury at the request of depository financial institutions, which then trade the component parts independently.

Cash Equivalents	The Fund may invest in cash equivalents, which include short-term obligations issued or guaranteed as to interest and principal by the U.S. government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities). The Fund may also invest in obligations of domestic and/or foreign banks which at the date of investment have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $100 million. The Fund may also invest in obligations of other banks or savings and loan associations if such obligations are insured by the FDIC. The Fund may also invest in commercial paper which at the date of investment is rated at least A-1 by S&P or P-1 by Moody’s or, if not rated, is issued or guaranteed as to payment of principal and interest by companies which at the date of investment have an outstanding debt issue rated AA or better by S&P or Aa or better by Moody’s; short-term corporate obligations which at the date of investment are rated AA or better by S&P or Aa or better by Moody’s, and other debt instruments, including unrated instruments, deemed by the Subadviser to be of comparable high quality and liquidity.

Each Fund may hold cash and invest in cash equivalents pending investment of proceeds from new sales or to meet ordinary daily cash needs.

Small to Mid Cap Companies	The Fund invests primarily in equity securities of small to mid capitalization companies. Smaller companies may (i) be subject to more volatile market movements than securities of larger, more established companies; (ii) have limited product lines, markets or financial resources; and (iii) depend upon a limited or less experienced management group. The securities of smaller companies may be traded only on the over-the-counter market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. Disposition by the Fund of a smaller company’s securities in order to meet redemptions may require the Fund to sell these securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable. These risks are more significant in the context of smaller companies.

Foreign Securities	The Fund is permitted to invest in foreign securities, which are securities issued by foreign issuers. The Subadviser is responsible for determining, with respect to the Fund that it manages, whether a particular issuer would be considered a foreign issuer. Normally, foreign governments and their agencies and instrumentalities are considered foreign issuers. In the case of non- governmental issuers, the Subadvisers generally may consider one or more of the following factors when making that determination:

•	whether the equity securities of the company principally trade on stock exchanges in one or more foreign countries;

•	the extent to which a company’s total revenue is derived from goods produced, sales made or services performed in one or more foreign countries or the extent to which its assets are located in one or more foreign countries;

•	whether the company is organized under the laws of a foreign country or its principal executive offices are located in a foreign country; and/or

•	any other factors relevant to a particular issuer.

INVESTMENT POLICIES

Foreign
Securities —
continued

The Subadviser may weigh those factors differently when making a classification decision. Because the global nature of many companies can make the classification of those companies difficult and because the Subadvisers do not consult with one another with respect to the management of the Funds, the Subadvisers may, on occasion, classify the same issuer differently. Certain companies which are organized under the laws of a foreign country may nevertheless be classified by a Subadviser as a domestic issuer. This may occur when the company’s economic fortunes and risks are primarily linked to the U.S. and the company’s principal operations are conducted from the U.S. or when the company’s equity securities trade principally on a U.S. stock exchange.

Investing in securities of foreign companies and governments may involve risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments. A decline in the exchange rate may also reduce the value of certain portfolio securities. Even though they are denominated in U.S. dollars, exchange rate changes may adversely affect the company’s operations or financial health.

Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the United States. Such factors include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of political, social or diplomatic developments; limitations on the movement of funds or other assets of a Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. These delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio securities, or, if a Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

The Fund’s custodian, State Street Bank and Trust Company, has established and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Funds invest to permit the Funds’ assets to be held in those foreign countries. These relationships have been established pursuant to Rule 17f-5 of the Investment Company Act which governs the establishment of foreign subcustodial arrangements for mutual funds. The Funds’ subcustodial arrangements may be subject to certain risks including: (i) the inability of the Funds to recover assets in the event of the subcustodian’s bankruptcy; (ii) legal restrictions on the Funds’ ability to recover assets lost while under the care of the subcustodian; (iii) the likelihood of expropriation, confiscation or a freeze of the Funds’ assets; and (iv) difficulties in converting the Funds’ cash and cash equivalents to U.S. dollars. The Adviser and the respective Subadvisers have evaluated the political risk associated with an investment in a particular country.

Investing in securities of non-U.S. companies may entail additional risks especially in emerging countries due to the potential political and economic instability of certain countries. These risks include expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. Should one of these events occur, a Fund could lose its entire investment in any such country. A Fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.

Even though opportunities for investment may exist in foreign countries, any changes in the leadership or policies of the governments of those countries or in any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment

INVESTMENT POLICIES

Foreign
Securities —
continued

policies and thereby eliminate any investment opportunities which may currently exist. This is particularly true of emerging markets.

Certain countries in which the Funds may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for wide-spread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund’s investment in those countries.

Certain countries prohibit or impose substantial restrictions on investments in their capital and equity markets by foreign entities like the Funds. Certain countries require governmental approval prior to foreign investments, or limit the amount of foreign investment in a particular company, or limit the investment to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments. In particular, restrictions on repatriation could make it more difficult for a Fund to obtain cash necessary to satisfy the tax distribution requirements that must be satisfied in order for the Fund to avoid federal income or excise tax.

EMERGING MARKETS

Investments in emerging markets involve risks in addition to those generally associated with investments in foreign securities.

Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Fund’s investments and the availability to the Fund of additional investments in such emerging markets. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those markets may make the Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries).

ADRs, EDRs, IDRs AND GDRs

The Fund may invest in ADRs, EDRs, IDRs and GDRs. American Depositary Receipts (ADRs) (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR. European Depositary Receipts (EDRs) and International Depositary Receipts (IDRs) are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. Global Depositary Receipts (GDRs) are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.

Sovereign Debt Obligations	Sovereign debt obligations involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, to the extent it invests in such securities, may be more volatile than prices of debt obligations of U.S. issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic

INVESTMENT POLICIES

Sovereign Debt
Obligations —
continued

reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Borrowing	The Fund may borrow for temporary administrative or emergency purposes and this borrowing may be unsecured. The Fund maintains continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Lending of Portfolio Securities	The Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, loans may only be made to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash or liquid assets. Such collateral will be maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on five days’ notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan. In the event of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment, the Fund would call the loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed 33 1/3% of the value of the total assets of the Fund.

Short Sales	The Fund may engage in short sales “against the box,” as well as short sales for hedging purposes. When a Fund engages in a short sale other than “against the box,” it will place cash or liquid securities in a segregated account with the custodian or set aside in the Fund’s records and mark them to market daily in accordance with applicable regulatory requirements. Except for short sales against the box, a Fund is limited in the amount of the Fund’s net assets that may be committed to short sales and the securities in which short sales are made must be listed on a national securities exchange. A short sale is “against the box” to the extent that the Fund contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. Short sales other than “against the box” may involve an unlimited exposure to loss.

Forward Commitments and When-Issued Securities	The Fund may purchase securities on a when-issued or purchase or sell securities on a forward commitment basis including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Subadviser deems it appropriate to do so. A Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under delayed delivery arrangement. Proceeds of such a sale are not received until the contractual settlement date. While such a contract is outstanding, the Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

INVESTMENT POLICIES

Forward
Commitments and
When-Issued
Securities —
continued

When-issued purchases and forward commitment transactions enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might sell securities it owns and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund’s net asset value starting on the date of the agreement to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but the Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.

When a Fund purchases securities on a when-issued or forward commitment basis, the Funds will maintain in a segregated account with the Funds’ custodian or set aside in the Funds’ records, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian or set aside on the Fund’s records while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

Repurchase Agreements	The Fund may enter into repurchase agreements with any bank that satisfies the standards set forth under “Cash Equivalents” or with any member firm of the National Association of Securities Dealers, Inc., or any affiliate of a member firm, which is a primary dealer in U.S. government securities. In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Options and Futures Transactions	Except as described under “Options on Securities, Securities Indices and Currency” and “Futures Contracts and Options on Futures Contracts,” the Fund may buy and sell options contracts, financial futures contracts and options on futures contracts. The Fund may purchase and sell options and futures based on securities, indices, or currencies including options and futures traded on foreign exchanges and options not traded on any exchange. Options and futures contracts are bought and sold to manage a Fund’s exposure to changing interest rates, security prices, and currency exchange rates. Some options and futures strategies, including selling futures, buying puts, and writing calls, tend to hedge a Fund’s investment against price fluctuations. Other strategies, including buying futures, writing puts, and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the overall strategy.

Options and futures can be volatile investments and involve certain risks. If the Subadviser applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower a Fund’s return. A Fund can also experience losses if the prices of its options and futures positions are poorly correlated with those of its other investments, or if it cannot close out its positions because of an illiquid secondary market. Options and futures do not pay interest, but may produce income, gains or losses.

INVESTMENT POLICIES

Options and Futures
Transactions —
continued

The loss incurred by the Fund investing in futures contracts and in writing options on futures is potentially unlimited and may exceed the amount of any premium received. The Funds’ transactions in options and futures contracts may be limited by the requirements of the Code for qualification as a regulated investment company.

Options on Securities, Securities Indices and Currency	The aggregate value of premiums paid by the Fund for all options transactions may not exceed 20% of that Fund’s net assets. Otherwise, a Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. Each Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

WRITING COVERED OPTIONS

A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by a Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Funds are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the Fund’s custodian or set aside in the Fund’s records with a value at least equal to the Fund’s obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account or by setting them aside in the Fund’s records. A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions.”

PURCHASING OPTIONS

The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”), in the market value of securities or currencies of the type in which it may invest. A Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund’s portfolio securities or the currencies in which they are denominated. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise

INVESTMENT POLICIES

Options on
Securities,
Securities Indices
and Currency —
continued

price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of a Fund’s portfolio securities.

The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Subadviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Futures Contracts and Options on Futures Contracts	To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).

The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

FUTURES CONTRACTS

A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price for a designated period (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or earmark liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full market value of the futures contract.

HEDGING AND OTHER STRATEGIES

Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

INVESTMENT POLICIES

Futures Contracts
and Options on
Futures Contracts —
continued

The Fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund’s portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the relevant Subadviser, there is a sufficient degree of correlation between price trends for a Fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Subadviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a “long” position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. A Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

OPTIONS ON FUTURES CONTRACTS

Except as noted above, under the caption “Futures Contracts and Options on Futures Contracts,” the Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund’s assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

OTHER CONSIDERATIONS

The Fund may engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the

INVESTMENT POLICIES

Futures Contracts
and Options on
Futures Contracts —
continued

futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities or assets denominated in the related currency in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to maintain with the custodian in a segregated account or to set aside in the Fund’s records cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund’s futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. government securities. The only futures contracts available to hedge the Funds’ portfolios are various futures on U.S. government securities, securities indices and foreign currencies. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Fund from closing out positions and limiting its losses.

Risks Associated with Options Transactions	There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Subadviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

INVESTMENT POLICIES

Risks Associated
with Options
Transactions —
continued

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Subadviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Foreign Currency Transactions	The Fund may purchase securities denominated in foreign currencies. The value of investments in these securities and the value of dividends and interest earned may be significantly affected by changes in currency exchange rates. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect the Fund. Foreign currency exchange transactions will be conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

The Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

The Fund may enter into a contract for the purchase or sale of a security denominated in a foreign currency to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss. Such loss would result from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

When the Subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may also enter into a forward contract to sell the amount of foreign currency for a fixed amount of dollars which approximates the value of some or all of the relevant Fund’s portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

When the Fund enters into foreign currency exchange contracts for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency. At the consummation of the forward contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract obligating it to purchase the same amount of such foreign currency at the same maturity date. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.

The Fund will only enter transactions in forward contracts when deemed appropriate by its Subadviser. The Funds generally will not enter into a forward contract with a term of greater than one year. Each Fund may experience delays in the settlement of its foreign currency transactions.

The Fund will place cash which is not available for investment, or liquid securities (denominated in the foreign currency subject to the forward contract) in a separate account or will set aside that cash in the Fund’s records. The amounts in such separate account or set aside will equal the value of the Fund’s total assets which are committed to the consummation of foreign currency exchange contracts entered into as a hedge against a decline in the value of a particular foreign currency. If the value of the securities placed in the separate account declines, the Fund will place in the account or will set aside additional cash or securities on a daily basis so that

INVESTMENT POLICIES

Foreign Currency
Transactions —
continued

the value of the account or amount set aside will equal the amount of the Fund’s commitments with respect to such contracts.

Using forward contracts to protect the value of a Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of a Fund’s foreign assets.

While the Fund may enter into forward foreign currency exchange contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Certain strategies could minimize the risk of loss due to a decline in the value of the hedged foreign currency, but they could also limit any potential gain which might result from an increase in the value of the currency. Moreover, there may be imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause a Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

An issuer of fixed-income securities purchased by Harbor Bond Fund, Harbor Real Return Fund or Harbor Short Duration Fund may be domiciled in a country other than the country in whose currency the instrument is denominated. The Fund may also invest in debt securities denominated in the European Currency Unit (“ECU”), which is a “basket” consisting of a specified amount, in the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Fund may invest in securities denominated in other currency “baskets.”

A Fund’s activities in foreign currency contracts, currency futures contracts and related options and currency options may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company.

Investments in Other Investment Companies	The Fund is permitted to invest up to 10% of its assets in securities of other investment companies and up to 5% of its assets in any one other investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of security. These investment companies often seek to perform in a similar fashion to a broad based securities index. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. In addition, these types of investments involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Certain types of investment companies, such as closed-end investment companies and exchange traded funds (commonly known as “ETFs”), issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. iShares and Standard & Poor’s Depositary Receipts (“SPDRs”) are forms of ETFs.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions	Compliance with the investment restrictions set forth below is generally measured at the time the securities are purchased. All investment limitations must comply with applicable regulatory requirements. If a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not normally constitute a violation of such restriction.

The following restrictions may not be changed with respect to the Fund without the approval of the majority of outstanding voting securities of the Fund (which, under the Investment Company Act and the rules thereunder and as used in the Prospectus and this Statement of Additional Information, means the lesser of (1) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.) Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund with the exception of borrowings permitted by Investment Restriction (2) listed below.

Harbor may not, on behalf of the Fund:

(1)	with respect to 75% of the total assets of the Fund, purchase the securities of any issuer if such purchase would cause more than 5% of the Fund’s total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase would cause more than 10% of the total voting securities of such issuer to be held by the Fund, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

(2)	borrow money, except (a) the Fund may borrow from banks (as defined in the Investment Company Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings;

(3)	act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with a Fund’s investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;

(4)	invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities);

(5)	issue senior securities, except as permitted under the Investment Company Act, and except that Harbor Funds may issue shares of beneficial interest in multiple series or classes;

(6)	purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities;

(7)	generally may not invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts which are not deemed to be prohibited commodities or commodities contracts for the purpose of this restriction;

(8)	make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations and the entry into repurchase agreements in accordance with such Fund’s investment objectives and policies may be deemed to be loans; and

(9)	notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

Non-Fundamental Investment Restrictions	In addition to the investment restrictions and policies mentioned above, the Trustees of Harbor Funds have voluntarily adopted the following policies and restrictions which are observed in the conduct of the affairs of the Funds. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies because they may be changed or amended by action of the Trustees without prior notice to or approval of shareholders. Accordingly, the Fund may not:

(a)	purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities);

INVESTMENT RESTRICTIONS

Non-Fundamental
Investment
Restrictions —
continued

(b)	make short sales of securities, except as permitted under the Investment Company Act;

(c)	purchase or sell any put or call options or any combination thereof, except that the Fund may (i) purchase and sell or write options on any futures contracts into which it may enter, (ii) purchase put and call options on securities, on securities indexes and on currencies, (iii) write covered put and call options on securities, securities indices and on currencies, and (iv) engage in closing purchase transactions with respect to any put or call option purchased or written by a Fund, provided that the aggregate value of premiums paid by the Fund for all of such options shall not exceed 20% of that Fund’s net assets;

(d)	acquire put and call options with a market value exceeding 5% of the value of the Fund’s total assets;

(e)	invest more than 15% of the Fund’s net assets in illiquid investments;

(f)	invest in other companies for the purpose of exercising control or management;

(g)	for purposes of fundamental investment restriction no. 4, telephone companies are considered to be in a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be in separate industries; banks and insurance companies are deemed to be in separate industries; wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents; and privately issued mortgage-backed securities collateralized by mortgages insured or guaranteed by the U.S. government, its agencies or instrumentalities do not represent interests in any industry.

TRUSTEES AND OFFICERS

The business and affairs of the Trust shall be managed by or under the direction of the Trustees, and they shall have all powers necessary or desirable to carry out that responsibility. The Trustees shall have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust. Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive. Information pertaining to the Trustees and officers of Harbor Funds is set forth below. Except as noted, the address of each Trustee and Officer is One Seagate, Toledo, Ohio 43604-1572.

			Number of
	Term of		Portfolios in
	Office and		Fund
Name (Age)	Length of		Complex	Other Directorships
Position(s) with Fund	Time	Principal Occupation(s)	Overseen by	of Public Companies
Address	Served[1]	During Past Five Years	Trustee	Held by Trustee

INDEPENDENT TRUSTEES

Howard P. Colhoun (71) Trustee 14114 Mantua Mill Road Glyndon, MD 21071	Since 1986	Retired. General Partner, Emerging Growth Partners, L.P. (investing in small companies) (1982-1997); Director, Storage U.S.A. (1994-2002); and Vice President and Director of Mutual Funds, T. Rowe Price Associates, Inc. (prior to 1982).	16	None
John P. Gould (68) Trustee University of Chicago Graduate School of Business 5807 South Woodlawn Avenue Chicago, IL 60637	Since 1994	Steven G. Rothmeier Professor (1996-Present) and Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (1984-Present, on faculty since 1965); Director of Unext.com (Internet based education company) (1999-Present); Trustee of Milwaukee Insurance (1997-Present) and Principal and Executive Vice President of Lexecon Inc. (economics consulting firm) (1994-2004).	16	Independent Trustee of Dimensional Fund Advisors family of mutual funds (1986- Present).
Rodger F. Smith (66) Trustee 8 Greenwich Office Park Greenwich, CT 06831-5195	Since 1987	Managing Director, Greenwich Associates (a research based consulting firm) (1976-Present); Director of Arlington Capital Management (CI) Limited (investment advisory firm) (1992- Present); and Chair of Trust Advisory Committee of Tau Beta Pi Association (engineering honor society) (1985-Present).	16	None
Raymond J. Ball (62) Trustee University of Chicago Graduate School of Business 5807 South Woodlawn Avenue Chicago, IL 60637	Since 2006	Sydney Davidson Professor of Accounting, Graduate School of Business, University of Chicago (2000-Present); Advisor, Sensory Networks (computer security firm) (2001-Present); Academic Affiliate, Analysis Group (litigation consulting firm) (2000-Present); and Professor, European Institute of Advanced Studies in Management (1998-Present).	16	None

INTERESTED TRUSTEE

David G. Van Hooser (60)* Chairman, Trustee and President	Since 2000	President (2002-Present), Director and Chairman of the Board (2000-Present), Harbor Capital Advisors, Inc.; President (2003-Present) and Director (2000-Present), Harbor Funds Distributors, Inc.; and Director, Harbor Services Group, Inc. (2000-Present).	16	None

FUND OFFICERS NOT LISTED ABOVE**

Charles F. McCain (37) Chief Compliance Officer	Since 2004	Executive Vice President, General Counsel and Chief Compliance Officer (2004-Present), Harbor Capital Advisors, Inc.; Chief Compliance Officer (2004-Present) Harbor Services Group Inc.; and Junior Partner, Wilmer Cutler Pickering Hale and Dorr LLP (law firm) (1996-2004).
Constance L. Souders (56) Vice President	Since 1992	Executive Vice President, (2003-Present), Director of Administration (1997-Present), Director (1988- Present), Secretary (1988-2006), Senior Vice President (1991-2002), Harbor Capital Advisors, Inc.; President (2000-Present), Director (1991-Present), Harbor Services Group, Inc.; and Executive Vice President (2003-Present), Treasurer (2004-Present), Chief Compliance Officer (2004-Present), President (2002-2003), Vice President (2000-2002), and Secretary (2000-2004) and Director (1989-Present), Harbor Funds Distributors, Inc.
Brian L. Collins (38) Vice President 111 S. Wacker 34th Floor Chicago, IL 60606	Since 2005	Executive Vice President and Chief Investment Officer (2004-Present), Harbor Capital Advisors, Inc.; and Director, U.S. Investment Management Research (1998-2004), Mercer Investment Consulting, Inc.
Mark W. Karchner (45) Treasurer	Since 2005	Executive Vice President and Chief Financial Officer (2005-Present) and Senior Vice President, Business Analysis & Control (2004-2005), Harbor Capital Advisors, Inc.; Chief Financial Officer (2005-Present), Harbor Services Group, Inc.; and Chief Financial Officer and Senior Vice President (2001-2003), S.E. Johnson Companies, Inc.
Jodie L. Crotteau (35) Assistant Secretary	Since 2005	Vice President and Compliance Director (2007-Present), Assistant Secretary (2005-Present), Compliance Manager (2005-2006), Regulatory Compliance Specialist (2004-2005), Senior Legal Assistant (2002-2003), Harbor Capital Advisors, Inc.; and Assistant Secretary (2005-Present), Harbor Services Group, Inc.
Susan A. DeRoche (54) Assistant Secretary 33 Arch Street Suite 2001 Boston, MA 02110	Since 2006	Vice President and Compliance Director (2007-Present), Assistant Secretary (2006-Present) and Compliance Manager (2006), Harbor Capital Advisors, Inc.; Secretary (2007-Present), Harbor Funds Distributors, Inc. and Securities Specialist (1981-2006), Wilmer Cutler Pickering Hale and Dorr LLP (law firm).

[1]	Each Trustee serves for an indefinite term, until his successor is elected. Each officer is elected annually.

*	Mr. Van Hooser is deemed an “Interested Trustee” due to his affiliation with the Adviser and Distributor of Harbor Funds.

**	Officers of the Funds are “interested persons” as defined in the Investment Company Act of 1940.

TRUSTEES AND OFFICERS

Board Committees	Messrs. Colhoun, Gould, Smith and Ball serve on the audit committee and the nominating committee. The functions of the audit committee include recommending an independent registered public accounting firm to the Trustees, monitoring the independent registered public accounting firms’ performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Trustees. The nominating committee is responsible for the selection and nomination of candidates to serve as Independent Trustees. The nominating committee will also consider nominees recommended by shareholders to serve as Trustees provided that shareholders submit such recommendations in writing within a reasonable time before any meeting. The valuation committee is comprised of David G. Van Hooser, Charles F. McCain, Constance L. Souders, Brian L. Collins, Mark W. Karchner, Jodie L. Crotteau and Linda M. Molenda. The functions of the valuation committee include evaluating the liquidity of certain portfolio securities and determining the fair value of portfolio securities when necessary.

During the most recently completed fiscal year for Harbor Funds, the Board of Trustees held nine meetings, the valuation committee held 19 meetings, the audit committee held two meetings and the nominating committee held two meetings. All of the current Trustees and committee members then serving attended 100% of the meetings of the Board of Trustees and applicable committees, if any, held during Harbor Funds most recently completed fiscal year. The Board of Trustees does not have a compensation committee.

			Pension or
		Aggregate	Retirement	Total
Trustee		Compensation	Benefits Accrued	Compensation
Compensation		From	as Part of Fund	from Registrant
As of October 31, 2007	Name of Person, Position	Registrant*	Expenses	Paid to Trustees

	David G. Van Hooser, Chairman, President and Trustee	-0-	-0-	-0-
	Howard P. Colhoun, Trustee	$6	-0-	$105,000
	John P. Gould, Trustee	$6	-0-	$105,000
	Rodger F. Smith, Trustee	$6	-0-	$105,000
	Raymond J. Ball, Trustee	$6	-0-	$105,000

*	For the period May 1, 2007 through October 31, 2007

Trustee Ownership of Fund Shares

The equity securities beneficially owned by the Trustees as of December 31, 2006 are as follows:

Aggregate Dollar Range of
Name of Trustee	Dollar Range of Ownership in the Fund*	Ownership in Harbor Funds

Independent Trustees

Raymond J. Ball	None	None**

Howard P. Colhoun	None	over $100,000

John P. Gould	None	over $100,000

Rodger F. Smith	None	over $100,000

David G. Van Hooser	None	over $100,000

*	The Fund commenced operations May 1, 2007.

**	Mr. Ball was appointed as an Independent Trustee in 2006. Mr. Ball has elected to participate in Harbor Funds’ deferred compensation plan whereby all of his compensation for his service as an Independent Trustee beginning January 1, 2007 will be invested in several Harbor Funds.

Material Relationships of the Independent Trustees	For purposes of the discussion below, the italicized terms have the following meanings:

•	the immediate family members of any person are their spouse, children in the person’s household (including step and adoptive children) and any dependent of the person.

•	an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person. For example, the Robeco Groep, N.V. (“Robeco”) is an entity that is in a control relationship with Harbor Capital Advisors, Inc. (the “Adviser”).

•	a related fund is an registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act, in each case for which the Adviser or any of its affiliates acts as investment adviser or for which Harbor Funds Distributors, Inc. (“HFD”) or any of its affiliates acts as principal underwriter. For example, the related funds of Harbor Funds include all of the Funds in the Harbor family and any other U.S. and non-U.S. funds managed by the Adviser’s affiliates.

TRUSTEES AND OFFICERS

Material
Relationships of the
Independent
Trustees — continued

As of December 31, 2006, none of the Independent Trustees, nor any of the members of their immediate family, beneficially own any securities issued by the Adviser, Robeco or any other entity in a control relationship to the Adviser or HFD. During the calendar years 2005 and 2006, none of the Independent Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $120,000), whether by contract, arrangement or otherwise, in the Adviser, Robeco, or any other entity in a control relationship to the Adviser or HFD. During the calendar years 2005 and 2006, none of the Independent Trustees, nor any member of their immediate family, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $120,000 and to which any of the following were a party (each a “fund related party”);

•	a Harbor Funds;

•	an officer of Harbor Funds;

•	a related fund;

•	an officer of any related fund;

•	the Adviser;

•	HFD;

•	an officer of the Adviser or HFD;

•	any affiliate of the Adviser or HFD; or

•	an officer of any such affiliate.

During the calendar years 2005 and 2006, none of the Independent Trustees, nor any members of their immediate family, had any relationship (the value of which exceeded $120,000) with any fund related party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provisions of legal services, (iii) the provision of investment bonding services (other than as a member of the underwriting syndicate) or (iv) the provision of consulting service, except for the following: Rodger F. Smith, an Independent Trustee, is a Managing Director of Greenwich Associates, a firm that provides research based consulting services to firms in the financial services industry. These research based consulting services consist of industry reports which are available by subscription or individual purchase. They may also include the interpretation of the industry data contained in the reports for particular firms. During the calendar years 2005 and 2006, Greenwich Associates provided research based consulting services for compensation to entities in a control relationship with Robeco Groep, N.V., the parent company of the Adviser, for approximately $131,000 and $525,875, respectively;

The services identified above were not related to the Adviser or Harbor Funds. Mr. Smith was not personally involved in any of the services delivered to entities in a control relationship with Robeco Groep, N.V.,. As a Managing Director of Greenwich Associates, however, Mr. Smith may be considered to benefit indirectly from these relationships of his firm through his interest in the profits of his firm.

During the calendar years 2005 and 2006, none of the Independent Trustees, nor any member of their immediate family members, serve as a member of a board of directors on which an officer of any of the following entities also serves as a director:

•	the Adviser;

•	HFD;

•	Robeco; or

•	Any other entity in a control relationship with the Adviser or HFD;

During the calendar years 2005 and 2006, no immediate family member of any of the Independent Trustees, had any position, including as an officer, employee or director, with any Harbor Funds. During the calendar years 2005 and 2006, none of the Independent Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of:

•	any related fund;

•	the Adviser

•	HFD;

•	any affiliated person of Harbor Funds;

•	Robeco; or

•	any other entity in a control relationship to Harbor Funds.

THE ADVISER AND SUBADVISER

The Adviser	Harbor Capital Advisors, Inc., a Delaware corporation, is the investment adviser (the “Adviser”) for the Fund. The Adviser is responsible for managing the Fund’s assets or overseeing the management of the Fund by one or more subadvisers (each, a “Subadviser”). Harbor Funds, on behalf of the Fund, has entered into an investment advisory agreement (the “Investment Advisory Agreement”) which provides that the Adviser shall provide the Fund with investment research, advice and supervision and will furnish continuously an investment program for the Fund consistent with the investment objectives and policies of the Fund. The Adviser is responsible for the payment of the salaries and expenses of all personnel of Harbor Funds except the fees and expenses of Trustees not affiliated with the Adviser or a Subadviser, office rent and the expenses of providing investment advisory, research and statistical facilities and related clerical expenses.

The Adviser is an indirect, wholly-owned subsidiary of Robeco Groep N.V. (“Robeco”). Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (“Rabobank”) owns 100% of the shares of Robeco. Robeco is headquartered in Rotterdam, The Netherlands.

Robeco is active in various areas of investment management. It currently provides investment management services to a large number of segregated accounts and a range of institutional funds as well as to a variety of retail mutual funds, most of which are listed on the major European stock exchanges. Robeco operates primarily outside of the United States, although it currently holds full ownership interests in three U.S. investment advisers. These U.S. investment advisers serve as investment advisers to several private investment funds, U.S. registered mutual funds and separate accounts.

The Subadviser

The Adviser has engaged the services of a subadviser (the “Subadviser”) to assist with the portfolio management of the Fund. The Fund is subadvised by Evercore Asset Management, LLC. The Subadviser is New York-based limited liability company that is controlled by its four founding partners who collectively own 58% of the firm.

The Adviser pays the Subadviser out of its own resources; the Fund has no obligation to pay the Subadviser. The Subadviser has entered into a subadvisory agreement (the “Subadvisory Contract”) with the Adviser and Harbor Funds, on behalf of the Fund. The Subadviser is responsible to provide the Fund with advice concerning the investment management of the Fund’s portfolio, which advice shall be consistent with the investment objectives and policies of the Fund. The Subadviser determines what securities shall be purchased, sold or held for the Fund and what portion of the Fund’s assets are held uninvested. The Subadviser is responsible to bear its own costs of providing services to the respective Fund. The Subadviser’s subadvisory fee rate is based on a stated percentage of the Fund’s average annual net assets.

THE PORTFOLIO MANAGER

Other Accounts Managed	The portfolio manager who is primarily responsible for the day-to-day management of the Fund also manages other registered investment companies, other pooled investment vehicles and/or other accounts, (collectively, the “Portfolios”) as indicated below. The following table identifies, as of March 31, 2007: (i) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager(s) of each Fund; (ii) the total assets of such companies, vehicles and accounts, and (iii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts

	# of	Total Assets	# of	Total Assets	# of	Total Assets
	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)

HARBOR SMALL TO MID CAP VALUE FUND
Andrew Moloff
All Accounts	None	$0	1	$16.4	9	$441.7
Accounts where advisory fee is based on account performance (subset of above)	None	$0	None	$0	None	$0
Greg Sawers
All Accounts	None	$0	1	$16.4	9	$441.7
Accounts where advisory fee is based on account performance (subset of above)	None	$0	None	$0	None	$0

Evercore Asset Management, LLC	CONFLICTS OF INTEREST

Evercore Asset Management has identified areas where conflicts of interest affect its business. Its Code of Ethics and Compliance Manual focus on educating their employees and clarifying how such issues are to be handled on a day-to-day basis.

All research is discussed by the investment team during a review process, ultimately leading to purchase and sale decisions that are implemented consistently across all accounts. Final decision-making authority and accountability rest with its chief investment officer, Andrew Moloff. Portfolio holdings across accounts will only vary due to factors such as inception date, the size and/or timing of cash flows or client-specific guidelines. Its policy with regard to trading is that all accounts participating in a trade will be allocated pro rata based on the shares executed in a given day. Further, they trade with various brokers, some of which supply them with research at a slightly higher cost while others strictly offer execution. As part of its trade review process they assess the fairness of the allocation of research costs across accounts.

Evercore Asset Management has conservative personal trading policies in place which preclude employees from purchasing reportable securities for their beneficial ownership. If they held securities prior to being hired, they are allowed to sell them once the trade has been pre-cleared with compliance.

As an affiliate of Evercore Partners, Evercore Asset Management is under strict scrutiny as it pertains to sharing information across business lines. All meetings with members of Evercore affiliates are documented and reviewed by their chief compliance officer to insure that there is no access to material, non-public information.

COMPENSATION

As two of the four co-founders of the firm, Mr. Sawers’ and Mr. Moloff’s compensation consists entirely of a share of the firm’s overall profits.

SECURITIES OWNERSHIP

The Fund commenced operations on May 1, 2007. Accordingly, neither Messrs. Moloff nor Sawers owned shares as of March 31, 2007.

THE DISTRIBUTOR

Harbor Funds Distributors, Inc.	Harbor Funds Distributors, Inc. (the “Distributor”) acts as the principal underwriter and distributor of the Fund’s shares and continually offers shares of the Fund pursuant to a distribution agreement approved by the Trustees. Its mailing address is Harbor Funds Distributors, Inc., One SeaGate, Toledo, Ohio 43604-1572. David G. Van Hooser and Constance L. Souders are Directors of the Distributor. Mr. Van Hooser is President of the Distributor and Ms. Souders is Executive Vice President and Treasurer of the Distributor. Susan A. DeRoche is Secretary of the Distributor. The Distributor is a Delaware corporation, a registered broker-dealer and a wholly owned subsidiary of the Adviser.

Harbor Funds has authorized one or more brokers to accept on its behalf purchase and redemption orders. These brokers are authorized to designate other intermediaries to accept purchase and redemption orders on Harbor Funds’ behalf. Harbor Fund is deemed to have received a purchase or redemption order when an authorized broker or, if applicable, the broker’s authorized designee, receives the order prior to the close of regular trading on the New York Stock Exchange. Shareholders’ orders will be priced at the net asset value per share next determined after they are accepted in good order by an authorized broker or the broker’s authorized designee.

Distribution Plans	The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Retirement Class shares and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays Harbor Funds Distributors compensation at the annual rate of up to 0.25% of the average daily net assets of Retirement Class shares and of Investor Class shares.

All of the Plans compensate Harbor Funds Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Retirement and Investor Class shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for (other than existing shareholders) prospective shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

Amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by Harbor Funds Distributors on behalf of the Fund. The Plans do not obligate the Fund to reimburse Harbor Funds Distributors for the actual expenses Harbor Funds Distributors may incur in fulfilling its obligations under the Plans. Thus, even if Harbor Funds Distributors’ actual expenses exceed the fee payable to Harbor Funds Distributors at any given time, the Fund will not be obligated to pay more than that fee. If Harbor Funds Distributors’ expenses are less than the fee it receives, Harbor Funds Distributors will retain the full amount of the fee.

THE SHAREHOLDER SERVICING AGENT

Harbor Services Group, Inc.	Harbor Services Group, Inc. (the “Shareholder Servicing Agent”) acts as the shareholder servicing agent for the Fund and in that capacity maintains certain financial and accounting records of the Fund. Its mailing address is P.O. Box 10048, Toledo, Ohio 43699-0048. The Shareholder Servicing Agent is a Delaware corporation, a registered transfer agent and a wholly-owned subsidiary of the Adviser. David G. Van Hooser and Constance L. Souders are Directors of the Shareholder Servicing Agent. Constance L. Souders is the President, Charles F. McCain is the Chief Compliance Officer, Mark W. Karchner is the Chief Financial Officer, and Jodie L. Crotteau is the Assistant Secretary of the Shareholder Servicing Agent. The Shareholder Servicing Agreement has been approved by the Trustees of the Fund and provides for compensation up to the following amounts per class of the Fund:

Share Class	Transfer Agent Fees

Institutional Class	0.06% of the average daily net assets of all Institutional Class shares.
Retirement Class	0.06% of the average daily net assets of all Retirement Class shares.
Investor Class	0.19% of the average daily net assets of all Investor Class shares.

The Shareholder Servicing Agent, the Distributor or the Adviser or its affiliates pays fees to unaffiliated intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through omnibus accounts that are maintained by the intermediary. These include participants in employee benefit or retirement plans and shareholders who invest through financial intermediaries. These fees may consist of per fund or per sub-account charges which are assessed on a periodic basis (i.e., per year) and/or an asset based fee which is determined based upon the value of the assets maintained by the intermediary. These fees are paid by the Shareholder Servicing Agent out of the transfer agent fees received by the Shareholder Servicing Agent and/or by the Distributor or Adviser out of their own assets, and are not separately paid by the Fund. These fees may be in addition to any distribution and shareholder servicing (12b-1) fees received by the Distributor or transfer agent fees received by the Shareholder Servicing Agent. The unaffiliated intermediaries that may be compensated by the Shareholder Servicing Agent, the Distributor or Adviser or its affiliates include employee benefit plan and retirement plan administrators, broker-dealers, banks, trust companies and other financial institutions which maintain accounts for their customers in the Funds. The Adviser may also pay an asset-based fee to an affiliate of its parent company, Robeco, for activities related to the marketing of the Fund outside of the United States. This asset-based fee is determined based upon the value of the assets sold to shareholders located in certain countries outside of the United States. The fee is paid out of the Adviser’s own assets and is not paid separately by the Fund.

Harbor Funds Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Retirement Class shares and Investor Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Harbor Funds Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year.

Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from Harbor Funds Distributors pursuant to the respective Plans.

Payments for distribution and service fees are accrued daily and may not exceed 0.25% per annum of daily net assets attributable to Retirement Class shares and Investor Class shares, respectively. Expense incurred by Harbor Funds Distributors under the Plans may not be carried forward for reimbursement by the Retirement Class shares or Investor Class shares of a Fund beyond 12 months from the date such expenses were incurred.

Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. (“NASD”).

As required by Rule 12b-1, the Plans and related forms of shareholder service agreements were approved by the Board of Trustees, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the “Rule 12b-1 Trustees”). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

The anticipated benefits that may result from the Plans with respect to the Fund and/or the classes of the Fund and/or the classes of the Fund and its shareholders include but are not limited to the following: (1) lower brokerage costs; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of

THE SHAREHOLDER SERVICING AGENT

Harbor Services
Group, Inc. —
continued

shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Fund.

Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to the Fund or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

CODE OF ETHICS

Code of Ethics

Harbor Funds, the Adviser, the Distributor and the Subadviser have each adopted a code of ethics which complies in all material respects with Rule 17j-1 under the Investment Company Act. These codes of ethics are designed to prevent trustees/directors, officers and designated employees (“Access Persons”) who have access to information concerning portfolio securities transactions of Harbor Funds from using that information for their personal benefit or to the disadvantage of Harbor Funds. These codes of ethics are also designed to prevent both Access Persons and all employees of the Adviser from profiting from short-term trading in shares of any Harbor Funds (except Harbor Short Duration Fund and Harbor Money Market Fund which are not subject to the same short-term trading restrictions). The codes of ethics do permit Access Persons to engage in personal securities transactions for their own account, including securities which may be purchased or held by Harbor Funds, but impose significant restrictions on such transactions and require Access Persons to report all of their personal securities transactions (except for transactions in certain securities where the potential for a conflict of interest is very low such as unaffiliated open-end mutual fund shares and money market instruments). Each of the codes of ethics are on public file with and are available from the Securities and Exchange Commission.

Because the Subadviser is an entity not otherwise affiliated with Harbor Funds or the Adviser, the Adviser has delegated responsibility for monitoring the personal trading activities of the Subadviser’s personnel to the Subadviser in accordance with the Subadviser’s code of ethics. The Subadviser provides Harbor Funds’ Board of Trustees with a quarterly certification of the Subadviser’s compliance with its code of ethics and with Rule 17j-1 and a report of any significant violations of its code.

PORTFOLIO HOLDINGS

Portfolio Holdings Disclosure Policy	The Board of Trustees of Harbor Funds has adopted policies and procedures which govern the disclosure of the Funds’ portfolio holdings and the disclosure of statistical information about the Funds’ portfolios. These policies and procedures are designed to strike an appropriate balance between providing enough information to help investors understand the Funds’ recent historical performance and at the same time ensuring that investors do not receive information which would enable them to trade based on that information to the detriment of the Fund or its other shareholders. As an overarching principal, these policies and procedures prohibit the Funds and any service provider to the Funds, including the Adviser, from entering into any arrangement to receive any compensation or consideration, either directly or indirectly, in return for the disclosure of a Fund’s non-public portfolio holdings.

These policies and procedures provide that each Fund’s full list of portfolio holdings is published quarterly, with a 15-day lag, on www. harborfunds.com. Each Fund’s top ten portfolio holdings as a percentage of its total net assets are published quarterly, with a 10-day lag, on www.harborfunds.com. This information is available on Harbor Funds’ web site for the entire quarter.

For purposes of these policies and procedures, “portfolio holdings” means the individual securities or other instruments held by a Fund. This includes equity and fixed income securities, such as stocks and bonds, and derivative contracts, such as futures, options and swaps held by the Funds. “Portfolio holdings” does not include information which is derived from (but does not include) individual portfolio holdings, such as statistical information about a Fund or a Fund’s aggregate cash position. Statistical information includes information such as how a Fund’s portfolio is divided (in percentage terms) among various industries, sectors, countries, value and growth stocks, small, mid and large cap stocks, credit quality ratings, and maturities. Statistical information also includes financial characteristics about a Fund’s portfolio such as alpha, beta, R-squared, information ratio, Sharpe ratio, various earnings and price based ratios (such as price-to-earnings, price-to-book, and earnings growth), duration, maturity, market capitalization, and portfolio turnover.

While statistical information is not considered “portfolio holdings”, the policies and procedures adopted by the Board of Trustees of Harbor Funds limit the disclosure of statistical information derived from portfolio holdings which have not yet been publicly disclosed to further ensure that such information could not be used in a manner which is adverse to the Funds. Specifically, statistical information derived from non-public portfolio holdings data may only be based on a Fund’s month end portfolio holdings data and then may only be released beginning 5 days after that month end date. In addition, only the officers of the Trust and certain employees of Harbor Capital are authorized to release such statistical information and they may not do so if they reasonably believe that the recipient of that statistical information could use that information as a basis on which to trade in the Fund shares to the detriment of the Fund or its other shareholders. Statistical information may be provided to existing or potential shareholders in the Funds and to their representatives for the sole purpose of helping to explain a Fund’s recent historical performance.

The policies and procedures adopted by the Board of Trustees of Harbor Funds also prohibit the disclosure of non-public portfolio holdings to third parties except in certain limited circumstances where Harbor Funds or a service provider has a legitimate business purpose for disclosing that information and the recipients are obligated to maintain the confidentiality of that information and are prohibited from using that non-public information to trade for their own account. The Chief Compliance Officer of Harbor Funds must authorize any such disclosure in those limited circumstances.

Non-public portfolio holdings information is disclosed daily to the following persons for the sole purpose of assisting the service provider in carrying out its designated responsibilities for the Fund:

•	The Adviser and the subadviser;

•	The Fund’s custodian and accounting agent;

•	Vestek, which provides data collection and analytic services, for the sole purpose of assisting the Adviser in assessing the Fund’s performance and portfolio attributes;

•	Institutional Shareholder Services, which provides proxy voting information services for the sole purpose of assisting the Adviser in voting proxies on behalf of the Fund;

Harbor Funds seeks to avoid potential conflicts between the interests of the Fund’s shareholders and those of the Fund’s service providers and ensure that non-public portfolio holdings information is disclosed only when such disclosure is in the best interests of a Fund and its shareholders. Harbor Funds seeks to accomplish this by permitting such disclosure solely for the purpose of assisting the service provider in carrying out its designated responsibilities for the Fund and by requiring any such disclosure to be authorized in the manner described above. The Board of Trustees receives a report at least annually concerning the effectiveness and operation of the Fund’s policies and procedures, including those governing the disclosure of portfolio information.

PROXY VOTING

Proxy Voting Policy	The Board of Trustees of Harbor Funds has adopted proxy voting policies, procedures and guidelines (the “Proxy Voting Guidelines”) to govern the voting of proxies by each Harbor fund that invests in equity securities. The Board has delegated the responsibility for the administration of the proxy voting process generally and the voting of the proxies specifically to the Proxy Voting Committee (the “Committee”) of the Adviser. The Committee is comprised of senior staff of Harbor Capital, including several who also serve either as a Trustee and/or officer of Harbor Funds. The Committee reports directly to the Board. As the investment adviser to each Fund, the Adviser and its staff are subject to a fiduciary duty to act in the best interests of each Fund and its shareholders when carrying out their proxy voting responsibilities on behalf of the Funds. This policy does not permit the Board to delegate voting authority to anyone who does not serve as a fiduciary to the Funds.

OVERALL OBJECTIVE

The objective of the Proxy Voting Guidelines established by the Board of Trustees of Harbor Funds is to support proxy proposals and director nominees that maximize the value of a Fund’s investment in portfolio securities over the long term. While the objective is straight forward, the Funds receive a broad range of proposals that are frequently complex. As a result, the Proxy Voting Guidelines are designed to provide the Committee with a framework for assessing each proposal and delineate factors which the Committee should consider as part of its voting decision. The Committee evaluates each proposal on its own merits taking into account the particular facts and circumstances presented.

The Committee is obligated to vote proxies in a manner which is consistent with its fiduciary duty to act in the best interests of each Fund and its shareholders. Normally, this means that the Committee will cast votes in accordance with the Proxy Voting Guidelines. However, in the event the Proxy Voting Guidelines do not address a particular proposal adequately, the Committee may vote in a manner which is contrary to the Proxy Voting Guidelines when it believes, based upon an assessment of the facts and circumstances, that such action is in the best interests of the respective Fund and its shareholders.

The Committee is responsible for making recommendations and providing guidance to the Board as to the nature and scope of the Proxy Voting Guidelines based upon its experience in voting proxies. The Committee is also responsible for apprising the Board of current developments, both from an industry and regulatory perspective, which the Committee believes may affect the Proxy Voting Guidelines or the administration of the proxy voting process by the Committee. Furthermore, the Committee is responsible for reporting to the Board on the proxy voting process, including a summary of the proxy voting results for each Fund and any instance, expected to be rare, in which votes were cast in a manner which deviated from the Proxy Voting Guidelines.

VOTING PROCESS

In order to facilitate the proxy voting process, Harbor Funds and the Adviser have retained Institutional Shareholder Services (“ISS”), an independent proxy voting agent, to assist in the proxy voting process. ISS is responsible for collecting, reviewing, and analyzing each proxy received by a Fund and notifying the Committee that a proxy vote is required. ISS also provides an analysis of the proxy proposals and specific vote recommendation to assist in the proxy research process. While the Committee will normally take into account the information provided by ISS, the Committee is responsible for making all voting decisions in accordance with the Proxy Voting Guidelines and the Committee’s fiduciary duty to act in the best interests of each Fund and its shareholders. The Committee is responsible for maintaining appropriate documentation and assuring that it adequately reflects the basis for any vote which is cast in a manner which deviates from the Proxy Voting Guidelines.

PROXY VOTING GUIDELINES

The Board has established the Proxy Voting Guidelines to cover many of the issues that frequently occur in proxy voting. However, the Proxy Voting Guidelines cannot cover all possible voting scenarios or proposals that the Funds may receive. In the absence of a specific guideline, the Committee must evaluate each proposal and vote each proxy in a manner that is consistent with the objective and spirit of these Proxy Voting Guidelines. It is also permissible for the Committee to refrain from voting a proxy if it determines that it would be in the best interests of the Fund and its shareholders to not vote in that instance. This may arise when voting would result in the imposition of trading or similar restrictions on a Fund or when the expected cost of voting exceeds the benefits of voting.

PROXY VOTING

Proxy Voting
Policy —
continued

The following is a summary of the more significant Proxy Voting Guidelines established by the Board:

•	Consideration Given Company Recommendations. One of the primary factors a Fund portfolio manager considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Proxy Voting Guidelines were developed with the recognition that an operating company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors, while staying focused on maximizing shareholder value. Accordingly, the Board believes that the recommendation of the company’s board of directors and management on most issues should be given weight in determining how proxy issues should be voted. This reflects the basic investment philosophy that good management is shareholder focused. However, the position of the company’s board or directors or management will not be supported in any situation where that position is found not to be in the best interests of the Fund. As a result, the Board expects that the Funds would vote against a proposal recommended by the company’s board of directors or management when they conclude that a particular proposal may adversely affect the long-term investment merits of owning stock in that portfolio company.

•	Boards of Directors and Director Nominees. The Funds normally supports boards of directors and director nominees of companies with a majority of independent directors and key committees that are comprised entirely of independent directors. The Funds will generally support all directors on the nominating committee when the committee is made up of a majority of independent directors and when the nominating committee is chaired by an independent board member. The Funds will withhold votes from inside directors who serve on the compensation and audit committees, unless the company is majority controlled by such inside director or affiliated beneficial owners. The Funds will generally withhold votes for outside directors that do not meet certain criteria relating to their independence. The Funds will also generally withhold votes from any director that misses more than one-fourth of scheduled board meetings, without valid reasons for absences, and will generally withhold votes from directors who sit on an excessive number of public company boards.

The Funds also hold directors accountable for the actions of the committees on which they serve. For example, the Committee will withhold votes for nominees who serve on the compensation committees which propose or approve equity-based compensation plans that unduly dilute the ownership interests of shareholders or propose or approve compensation plans that appear to be excessive or inappropriate given competitive compensation levels, company performance or other appropriate factors that in the opinion of the Committee, warrant consideration in evaluating the compensation plan.

The Funds will also generally support efforts to declassify existing boards, and will block efforts by companies to adopt classified board structures.

•	Majority Vote Standard. The Funds will generally support efforts to implement a majority vote standard for the election of directors. However, the Funds will also take into account the extent to which a company has taken other reasonable steps to achieve the same objective and will generally vote against a majority vote proposal when the Funds believe such other steps are in fact reasonable. For example, the Funds believe that an appropriately tailored director resignation policy adopted by the company (i.e., requiring a director to resign upon receiving a majority “withhold” vote) would normally achieve the same objective as a majority vote standard for the election of directors.

•	Cumulative Voting. The Funds will generally vote against cumulative voting proposals on the premise that it allows shareholders a voice in director elections that is disproportionate to their economic investment in the company. Cumulative voting allows a shareholder to cast all of his or her votes for a single director.

•	Approval of Independent Auditors. The Funds generally support a relationship between a company and its auditors that is limited primarily to the audit, although it may include certain closely related activities that do not, in the aggregate, cause the auditor’s independence to be impaired. The Funds will generally support management’s recommendation for the ratification of the auditor except in instances where audit and audit-related fees make up less than 50% of the total fees paid by the company to the audit firm. The Funds will evaluate on a case-by-case basis those situations in which the audit firm has a substantial non-audit relationship with the company (regardless of its size relative to the audit fee) to determine whether independence may have been compromised.

•	Equity-based compensation plans. The Funds support appropriately designed stock-based compensation plans, administered by an independent committee of the board and approved by shareholders, to align the interests of long-term shareholders and the interests of management, employees, and directors. The Funds

PROXY VOTING

Proxy Voting
Policy —
continued

oppose stock-based compensation plans that substantially dilute Fund shareholders’ ownership interest in the company, provide participants with excessive awards, or have inherently objectionable structural features.

•	Anti-Takeover and Corporate Governance Issues. The Funds believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve (or reject) changes to the corporation’s by-laws by a simple majority vote. Accordingly, the Funds support proposals to remove super-majority voting requirements for certain types of proposals. The Funds will vote against proposals to impose super-majority requirements. The Funds also support proposals to lower barriers to shareholder action (e.g., limited rights to call special meetings, limited rights to act by written consent) and generally vote for proposals to subject poison pills to a shareholder vote.

•	Social and Corporate Policy Issues. Proposals in this category, frequently initiated by shareholders, typically request that the company disclose or amend certain business practices. In general, the Funds believe that these matters are primarily the responsibility of management. Such matters should be evaluated and approved solely by the corporation’s board of directors. Generally, the Funds will vote with a company’s management on such issues although it may make exceptions where it believes a proposal has significant economic merit that has not been adequately addressed by management and is in the best interests of the Funds and their shareholders.

•	Foreign Companies. Corporate governance standards, disclosure requirements and voting processes vary significantly among the foreign markets in which the Funds’ may invest. The Funds will generally vote proxies for foreign companies in a manner which they believe is consistent with the objective of the Proxy Voting Guidelines which is to maximize the value of a Fund’s investment in portfolio securities over the long term, while taking into account differing practices by market.

There may be many instances where the Funds elect not to vote proxies relating to foreign securities held by its clients. Many foreign markets require that securities be blocked or re-registered to vote at a company’s shareholder meeting. The Funds will normally not vote proxies in foreign markets that require the securities be blocked or re-registered to vote so as to not subject Funds to the loss of liquidity imposed by these requirements unless the proposal is expected to have a significant economic impact on the Funds’ investments.

In addition, the costs of voting in foreign markets (e.g., including custodian fees and voting agency fees) may be substantially higher than for U.S. holdings. As a result, the Funds may choose not to vote proxies relating to foreign securities held by clients in instances where the issues presented are unlikely to have a material impact on the value of a client’s investment in that foreign security.

CONFLICTS OF INTEREST

The Committee seeks to avoid material conflicts of interest by applying the Proxy Voting Guidelines in an objective and consistent manner across all Funds. Application of the Proxy Voting Guidelines to vote Fund proxies should in most instances adequately address any possible conflicts of interest since the voting guidelines are pre-determined by the Board. Nevertheless, the Committee assesses each proposal on a proposal-by-proposal basis to determine whether any actual or potential conflicts of interest may exist involving the Funds, the Adviser or any of the Committee members. If an actual or potential conflict is thought to exist, the Committee will carry out its voting responsibilities in a manner which is intended to mitigate that conflict of interest concern.

PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies relating to securities held by the Fund for the period May 1, 2007 through June 30, 2007 will be available (1) without charge, on the Funds’ web site at www.harborfunds.com; and (2) on the Commission’s web site at www.sec.gov.

PORTFOLIO TRANSACTIONS

The Subadviser is responsible for making specific decisions to buy and sell securities for the Fund. It is also responsible for selecting brokers and dealers to effect these transactions and negotiating, if possible, brokerage commissions and dealers’ charges.

Purchases and sales of securities on a securities exchange are effected by brokers, and the Fund pays a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges the commissions are fixed. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Adviser and the Subadviser attempt to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of each Fund and other clients on the basis of the broker-dealers’ professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

Under the Investment Advisory Agreement and Subadvisory Contract and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser or the Subadviser may cause the Fund to pay a commission to broker-dealers who provide brokerage and research services to the Adviser or the Subadviser for effecting a securities transaction for a Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Adviser or the Subadviser determines in good faith that the greater commission is reasonable relative to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser’s or Subadviser’s overall responsibilities to the Funds or to its other clients. The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Although commissions paid on every transaction will, in the judgment of the Adviser or the Subadviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Funds and the Adviser’s or Subadviser’s other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Research provided by brokers is used for the benefit of all of the clients of the Adviser or a Subadviser and not solely or necessarily for the benefit of the Funds. The Adviser’s and each Subadviser’s investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Adviser or a Subadviser as a consideration in the selection of brokers to execute portfolio transactions.

In certain instances there may be securities which are suitable for the Fund’s portfolio as well as for that of another Fund or one or more of the other clients of the Adviser or a Subadviser. Investment decisions for a Fund and for the Adviser’s or Subadviser’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as the Fund is concerned. Harbor Funds believes that over time its ability to participate in volume transactions will produce better executions for the Fund.

PORTFOLIO TRANSACTIONS

Broker Commissions

The investment advisory fee that the Fund pays to the Adviser will not be reduced as a consequence of the Adviser’s or Subadviser’s receipt of brokerage and research services. To the extent the Fund’s portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount which cannot be presently determined. Such services would be useful and of value to the Adviser or the Subadviser in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Adviser or the Subadviser in carrying out its obligations to the Fund.

The Fund commenced operations on May 1, 2007 and therefore did not pay any brokerage commissions prior to that date.

NET ASSET VALUE

The net asset value per share of each class of the Fund is determined by the Fund’s Custodian after the close of regular trading on the New York Stock Exchange (normally 4 p.m., Eastern time) on each day when the New York Stock Exchange is open for trading. If the Exchange closes early, determination of net asset value will be accelerated to that time. The New York Stock Exchange is generally closed on the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Portfolio securities of the Fund, are valued as follows: (a) stocks which are traded on any U.S. stock exchange or the National Association of Securities Dealers NASDAQ System (“NASDAQ”) are valued at the last sale price on that exchange or at the NASDAQ Official Closing Price, if no sale occurs, at the mean between the closing bid and closing asked price; (b) over-the-counter stocks not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and the asked prices; (c) securities listed or traded on foreign exchanges (including foreign exchanges whose operations are similar to the U.S. over-the-counter market) are valued at the last sale price on that exchange on the valuation day or, if no sale occurs, at the official bid price (both the last sale price and the official bid price are determined as of the close of the London Stock Exchange); (d) debt securities are valued at prices supplied by a pricing agent selected by the Adviser or Subadviser, which prices reflect broker/ dealer-supplied valuations and electronic data processing techniques if those prices are deemed by the Adviser or Subadviser to be representative of market values at the close of business of the New York Stock Exchange; (e) options and futures contracts are valued at the last sale price on the market where any such option or futures contract is principally traded; (f) forward foreign currency exchange contracts are valued at their respective fair market values determined on the basis of the mean between the last current bid and asked prices based on quotations supplied to a pricing service by independent dealers; and (g) all other securities and other assets, including securities for which market prices are not available or, when available, are not deemed to be reliable as may be the case from time to time with foreign securities, and including securities, such as debt securities, for which prices are supplied by a pricing agent but are not deemed by the Adviser or Subadviser to be representative of market values, or for which prices are not available, are valued at fair value as determined in accordance with fair valuation procedures adopted by the Trustees. The procedures provide that an independent pricing service may be used in determining the fair value of the security. Money market instruments held by the Fund with a remaining maturity of 60 days or less will be valued by the amortized cost method.

Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Trustees.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund’s net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. As a result, closing market prices for foreign securities may not fully reflect events that occur between the time their prices are determined and the close of the regular trading on the New York Stock Exchange (NYSE) and thus may no longer be considered reliable. The Fund will use the fair value of the foreign securities, determined in accordance with the fair value procedures adopted by the Trustees, in place of closing market prices to calculate their net asset values if the Fund believes that events between the close of the foreign market and the close of regular trading on the NYSE would materially affect the value of some or all of a particular Fund’s securities. Because the Fund may invest significantly in international equity securities, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Fund’s net asset values are determined and that these price differences may have an affect on the net asset value. As a result, at least some of the Fund’s foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any day the Fund calculates its net asset values.

NET ASSET VALUE

The proceeds received by the Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of the Fund will be segregated on the books of account, and will be charged with the liabilities in respect to the Fund and with a share of the general liabilities of Harbor Fund. Expenses with respect to any two or more Harbor funds are to be allocated in proportion to the net asset values of the respective fund except where allocations of direct expenses can otherwise be fairly made.

TAX INFORMATION

The Fund is treated as a separate taxpayer for federal income tax purposes.

The Fund has elected or intends to elect to be treated, has qualified, and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Code, which requires meeting certain requirements relating to its sources of income, diversification of its assets, and distribution of its income to shareholders. In order to qualify as a regulated investment company under Subchapter M of the Code, each Fund must, among other things, (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (as defined in Section 851(h) of the Code) (the “90% income test”) and (ii) diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (2) the securities (other than securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of the 90% income test, the character of income earned by certain entities in which a Fund invests that are not treated as corporations for U.S. federal income tax purposes (e.g., partnerships (other than qualified publicly traded partnerships) or trusts) will generally pass through to the Fund. Consequently, each Fund may be required to limit its equity investments in such entities that earn fee income, rental income or other nonqualifying income.

If the Fund qualifies as a regulated investment company and distributes to its shareholders each taxable year an amount equal to or exceeding the sum of (i) 90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund generally will not be subject to U.S. federal income tax on any income of the Fund, including “net capital gain” (the excess of net long-term capital gain over net short-term capital loss), distributed to shareholders. However, if the Fund meets such distribution requirements, but chooses to retain a portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Each Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If a Fund does not qualify as a regulated investment company, it will be treated as a U.S. corporation subject to U.S. federal income tax, thereby subjecting any income earned by a Fund to tax at the corporate level and to a further tax at the shareholder level when such income is distributed.

The Fund will be subject to a 4% nondeductible U.S. federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Funds intend under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements.

Certain dividends and distributions declared by the Fund as of a record date in October, November or December and paid by the Fund in January of the following year will be taxable to shareholders as if received on December 31 of the prior year. In addition, certain other distributions made after the close of a taxable year of a Fund may be “spilled back” and treated as paid by the Fund (except for the purposes of the 4% excise tax) during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made.

In general, assuming the Fund has sufficient earnings and profits, dividends from investment company taxable income will be taxable either as ordinary income or, if so designated by a Fund and certain other requirements are met by the Fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate.

Dividend income distributed to individual shareholders will qualify for the maximum 15% U.S. federal income tax rate to the extent that such dividends are attributable to “qualified dividend income” as that term is defined in Section 1(h)(11)(B) of the Code from a Fund’s investments in common and preferred stock of U.S.

TAX INFORMATION

companies and stock of certain foreign corporations, provided that certain holding period and other requirements are met by both the Fund and the shareholders. A foreign corporation generally is treated as a qualified foreign corporation if it is incorporated in a possession of the United States or it is eligible for the benefits of certain income tax treaties with the United States. A foreign corporation that does not meet such requirements will be treated as qualifying with respect to dividends paid by it if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends from passive foreign investment companies do not qualify for the maximum 15% U.S. federal income tax rate.

A dividend that is attributable to qualified dividend income of a Fund that is paid by the Fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (1) the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121 day-period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.

Distributions from net capital gain, if any, that are designated as capital gain dividends are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of a Fund. Capital gain dividends distributed by a Fund to individual shareholders generally will qualify for the maximum 15% U.S. federal income tax rate on long-term capital gains, subject to limited exceptions. A shareholder should also be aware that the benefits of the favorable tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders. Under current law, the maximum 15% U.S. federal income tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Distributions by the Fund in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below. For U.S. federal income tax purposes, all dividends and distributions are taxable whether a shareholder receives them in cash or reinvests them in additional shares of the distributing Fund. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

Distributions from net investment income of the Fund may qualify in part for a 70% dividends-received deduction for corporations. The dividends-received deduction is reduced to the extent that shares of the payor of the dividend or a Fund are treated as debt-financed under the Code and is eliminated if such shares are deemed to have been held for less than a minimum period, generally 46 days, extending before and after each dividend. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced for federal income tax purposes by reason of “extraordinary dividends” received with respect to the shares. To the extent such basis would be reduced below zero, current recognition of income may be required. Amounts eligible for the dividends received deduction may result in or increase a corporate shareholder’s liability for the federal alternative minimum tax.

If the Fund is permitted to acquire stock of foreign corporations acquires an equity interest in a passive foreign investment company (PFIC), it could become liable for U.S. federal income tax and additional interest charges upon the receipt of certain distributions from, or the disposition of its investment in, the PFIC, even if all such income or gain is timely distributed to its shareholders. Because any credit or deduction for this tax could not be passed through to such Fund’s shareholders, the tax would in effect reduce the Fund’s economic return from its PFIC investment. Elections may generally be available to these Funds that would ameliorate these adverse tax consequences. However, such elections could also require these Funds to recognize income (which would have to be distributed to the Funds’ shareholders to avoid a tax on the Funds) without any distribution from the PFIC of cash corresponding to such income and could result in the treatment of capital gains as ordinary income.

The federal income tax rules applicable to certain investments or transactions within each Fund are unclear in certain respects, and the Fund will be required to account for these investments or transactions under tax rules in a manner that, under certain circumstances, may affect the amount, timing or character of its distributions to shareholders. The Fund will monitor these investments or transactions to seek to ensure that it continues to comply with the tax requirements necessary to maintain its status as a regulated investment company.

TAX INFORMATION

Due to certain adverse tax consequences, the Fund does not intend, absent a change in applicable law, to acquire residual interests in REMICs.

A Fund’s transactions involving options, futures contracts, forward contracts, swaps, and short sales, including such transactions that may be treated as constructive sales of appreciated positions in a Fund’s portfolio and transactions that involve foreign exchange gain or loss, will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of securities, convert capital gain or loss into ordinary income or loss or affect the treatment as short-term or long-term of certain capital gains and losses. These rules could therefore affect the amount, timing and character of distributions to shareholders and result in the recognition of income or gain without a corresponding receipt of cash. The Fund may therefore need to obtain cash from other sources in order to satisfy the applicable tax distribution requirements.

Shareholders subject to the information reporting requirements of the Code, including most non-corporate shareholders, are required to provide Harbor with their social security or other taxpayer identification numbers and certain required certifications. Harbor may refuse to accept an application or may be required to withhold (as “backup withholding”) 28% of reportable payments, including dividends, capital gain distributions and proceeds from the redemption or exchange of shares if such numbers and certifications are not provided, if a shareholder informs the Fund that backup withholding is currently applicable to the shareholder, or if the Fund is notified by the Internal Revenue Service or a broker that a number provided is incorrect or that a shareholder is subject to backup withholding for failure to report all taxable interest or dividend payments. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Fund (other than certain dividends derived from short-term capital gains and qualified interest income of the Fund for taxable years of the Fund commencing after December 31, 2004 and prior to January 1, 2008, provided that the Fund chooses to make a specific designation relating to such dividends). If an effective IRS Form W8-BEN is provided, a non U.S. person may qualify for a lower treaty rate on amounts treated as ordinary dividends from a Fund. Further, unless an effective IRS Form W8-BEN, or other authorized withholding certificate is on file, backup withholding at the rate of 28% is withheld on certain other payments from the Fund. The Fund does not expect to be a “U.S. real property holding corporation” as defined in Section 897(c)(2) of the Code and, therefore, does not expect to be subject to look-through rules for gains from the sale or exchange of U.S. real property interests. If the Fund were a U.S. real property holding corporation, certain distributions by the Fund to non-U.S. shareholders would be subject to U.S. federal withholding tax at a rate of up to 35% and non-U.S. shareholders owning 5% or more of the Fund within one year of certain distribution would be required to file a U.S. federal income tax return to report such gains. Shareholders should consult their own tax advisers on these matters.

Provided that the Fund qualifies as a regulated investment company under the Code, the Fund will be exempt from Delaware corporation income tax. As regulated investment companies, the Funds will also be exempt from the Ohio corporation franchise tax and the Ohio tax on dealers in intangibles, although certain reporting requirements, which have been waived in the past, may in the future have to be satisfied as a prerequisite for this Ohio tax exemption.

Withdrawals under the automatic withdrawal plan and exchanges under the automatic exchange plan involve redemptions of Fund shares, which may have tax consequences for shareholders.

At the time of an investor’s purchase of the Fund’s shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares and the distributions economically represent a return of a portion of the investment.

Redemptions and exchanges may be taxable events for shareholders. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in the Fund’s shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if Fund shares are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted basis in the shares sold. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. All or a portion of any loss realized on a redemption or other disposition of shares may be

TAX INFORMATION

disallowed under tax rules relating to wash sales in the event of other investments in such Fund within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares.

Under Treasury regulations, if a shareholder recognizes a loss with respect to fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Code, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares unless the acquisition of the Fund shares was debt-financed. A plan participant whose retirement plan invests in a Fund generally is not taxed on Fund dividends or distributions received by the plan or on sales or exchanges of Fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan account generally are taxable as ordinary income and different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement, and post-retirement distributions and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The Fund may be subject to foreign taxes with respect to its foreign investments. Certain foreign exchange gains and losses realized by the Fund may be treated as ordinary income and losses.

The foregoing discussion relates solely to U.S. federal income tax law for shareholders who are U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) and who are subject to tax under such law. The discussion does not address special tax rules which may be applicable to certain classes of investors, such as tax-exempt or tax-deferred plans, accounts or entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the exchange or redemption of shares of the Fund may also be subject to state, local or foreign taxes. In some states, a state and/or local tax exemption may be available to the extent distributions of a Fund are attributable to the interest it receives on (or in the case of intangible property taxes, the value of its assets is attributable to) direct obligations of the U.S. government, provided that in some states certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirement that may apply in particular taxing jurisdictions. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of the Fund in their particular circumstances.

ORGANIZATION AND CAPITALIZATION

General

Harbor Funds is an open-end investment company established as a Massachusetts business trust in 1986 and reorganized as a Delaware statutory trust in 1993. Each share represents an equal proportionate interest in the Fund to which it relates with each other share in that Fund. Shares entitle their holders to one vote per share. Shares have noncumulative voting rights, do not have preemptive or subscription rights and are transferable. Pursuant to the Investment Company Act, shareholders of the Fund are required to approve the adoption of any investment advisory agreement relating to such Fund and of any changes in fundamental investment restrictions or policies of such Fund. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new or amended subadvisory agreement. Shares of the Fund will be voted with respect to that Fund only, except for the election of Trustees and the ratification of independent accountants. The Trustees are empowered, without shareholder approval, by the Agreement and Declaration of Trust (the “Declaration of Trust”) and By-Laws to create additional series of shares and to classify and reclassify any new or existing series of shares into one or more classes.

Unless otherwise required by the Investment Company Act or the Agreement and Declaration of Trust (the “Declaration of Trust”), Harbor has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Shareholder and Trustee Liability

Harbor Funds is organized as a Delaware statutory trust, and, under Delaware law, the shareholders of such a trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that none of the Harbor funds will be liable for the debts or obligations of any other Harbor Fund, including the Fund. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that a Delaware statutory trust or a shareholder is subject to the jurisdiction of courts in such other states, the courts may not apply Delaware law and may thereby subject the Delaware statutory trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of Harbor. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by Harbor or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that Harbor shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Harbor and satisfy any judgment thereon. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

CUSTODIAN

State Street Bank and Trust Company

State Street Bank and Trust Company has been retained to act as Custodian of the Fund’s assets and, in that capacity, maintains certain financial and accounting records of the Fund. The Custodian’s mailing address is 225 Franklin Street, Boston, MA 02110.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

Ernst & Young LLP

Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as Harbor Funds’ independent registered public accounting firm, providing audit services, including review and consultation in connection with various filings by Harbor Funds with the SEC and tax authorities. No financial statements exist for Harbor SMID Value Fund as it commenced operations on May 1, 2007.

DESCRIPTION OF SECURITIES RATINGS

Moody’s Investors Service, Inc.	Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody’s ratings for state and municipal and other short-term obligations will be designated Moody’s Investment Grade (“MIG”). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG-1—Notes bearing this designation are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2—Notes bearing this designation are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

Standard & Poor’s Corporation	AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are

DESCRIPTION OF SECURITIES RATINGS

Standard & Poor’s
Corporation —
continued

more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB and B: Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC: Bonds rated CCC are extremely vulnerable to losses from credit defaults.

The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Dual Rating Definitions: Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, “AAA/A-1”). With short-term demand debt, Standard & Poor’s note rating symbols are used with the commercial paper rating symbols (for example, ‘SP-1+/A-1+’).

Municipal notes issued since July 29, 1984 are rated “SP-1,” “SP-2,” and “SP-3.” The designation SP-1 indicates a very strong capacity to pay principal and interest. A “+” is added to those issues determined to possess overwhelming safety characteristics. An SP-2 designation indicates a satisfactory capacity to pay principal and interest, while an SP-3 designation indicates speculative capacity to pay principal and interest.

Fitch Long-Term Ratings	AAA: (Highest credit quality) “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: (Very high credit quality) “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: (High credit quality) “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: (Good credit quality) “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB: (Speculative) “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: (Highly speculative) “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: (High default risk) Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD, DD, D: (Default) The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90% and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process;

DESCRIPTION OF SECURITIES RATINGS

Fitch Long-Term
Ratings —
continued

those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

NOTES:

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” indicates that Fitch Ratings does not publicly rate the issuer or issue in question.

“Withdrawn”: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend and in these cases, the Rating Outlook may be described as “evolving”.

Fitch Short-Term Ratings	F1: (Highest credit quality) Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: (Good credit quality) A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: (Fair credit quality) The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: (Speculative) Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: (High default risk) Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: (Default) Denotes actual or imminent payment default.

NOTES:

“+” may be appended to an “F1” rating class to denote relative status within the category.

“NR” indicates that Fitch Ratings does not publicly rate the issuer or issue in question.

“Withdrawn”: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.	P-1: Moody’s Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation “Prime-1” or “P-1” indicates the highest quality repayment capacity of the rated issue.

Standard & Poor’s Corporation	A-1: Standard & Poor’s Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

One SeaGate

Toledo, Ohio 43604-1572
1-800-422-1050
www.harborfunds.com

04/2007/100
recycled paper

HARBOR FUND

PART C. OTHER INFORMATION

Item 23. Exhibits

a.	[25](1)	Agreement and Declaration of Trust, dated June 8, 1993.
	[1](2)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share, dated November 1, 1993.
	[6](4)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated November 1, 2000.
	[11](6)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated December 14, 2001.
	[12](7)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated September 20, 2001.
	[12](8)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated March 1, 2002.
	[14](9)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated December 1, 2002.
	[18](10)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated September 1, 2005.
	[20](11)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated November 21, 2005.
	[22](12)	Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated May 23, 2006.
	(13)	Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated February 13, 2007.
[25]b.		By-laws, dated June 8, 1993.
c.		Inapplicable.
d.	[10](1)	Investment Advisory Agreement—Harbor Mid Cap Growth Fund.
	[10](2)	Investment Advisory Agreement—Harbor Growth Fund.
	[10](4)	Investment Advisory Agreement—Harbor International Growth Fund.
	[10](6)	Investment Advisory Agreement—Harbor Capital Appreciation Fund.
	[10](8)	Investment Advisory Agreement—Harbor International Fund.
	[10](9)	Investment Advisory Agreement—Harbor Value Fund.
	[10](10)	Investment Advisory Agreement—Harbor Bond Fund.
	[10](11)	Investment Advisory Agreement—Harbor Short Duration Fund.
	[10](12)	Investment Advisory Agreement—Harbor Money Market Fund.
	[19](13)	Subadvisory Agreement—Harbor Mid Cap Growth Fund.
	[10](15)	Subadvisory Agreement—Harbor Small Cap Growth Fund.
	[16](16)	Subadvisory Agreement—Harbor International Growth Fund.
	[10](18)	Subadvisory Agreement—Harbor Capital Appreciation Fund.
	[10](20)	Subadvisory Agreement—Harbor International Fund.
	[10](23)	Subadvisory Agreement—Harbor Bond Fund.
	[10](24)	Subadvisory Agreement—Harbor Short Duration Fund.
	[10](25)	Subadvisory Agreement—Harbor Money Market Fund.
	[11](26)	Investment Advisory Agreement—Harbor Small Cap Value Fund.
	[11](27)	Subadvisory Agreement—Harbor Small Cap Value Fund.
	[11](28)	Subadvisory Agreement—Harbor Large Cap Value Fund.
	[16](29)	Subadvisory Agreement—Harbor Mid Cap Value Fund.
	[12](30)	Investment Advisory Agreement—Harbor Mid Cap Value Fund.
	[15](31)	Investment Advisory Agreement—Harbor High-Yield Bond Fund.
	[12](32)	Subadvisory Agreement—Harbor High-Yield Bond Fund.
	[18](33)	Investment Advisory Agreement—Harbor Real Return Fund.
	[18](34)	Subadvisory Agreement—Harbor Real Return Fund.
	[20](35)	Investment Advisory Agreement—Harbor Small Company Growth Fund.
	[20](36)	Subadvisory Agreement—Harbor Small Company Growth Fund.
	[25](37)	Contractual Expense Limitation—Harbor Small Company Growth Fund.
	[22](38)	Investment Advisory Agreement—Harbor Global Value Fund.
	[22](39)	Subadvisory Agreement—Harbor Global Value Fund.
	[25](40)	Contractual Expense Limitation—Harbor Global Value Fund.
	(41)	Investment Advisory Agreement— Harbor SMID Value Fund.
	(42)	Subadvisory Agreement— Harbor SMID Value Fund.
	(43)	Contractual Expense Limitation—Harbor SMID Value Fund.
	[25](44)	Amendment to Investment Advisory Agreement—Harbor Bond Fund.

	[25](45)	Amendment to Investment Advisory Agreement—Harbor Real Return Fund.
	[25](46)	Amendment to Investment Advisory Agreement—Harbor Short Duration Fund.
	[25](47)	Amendment to Investment Advisory Agreement—Harbor Money Market Fund.
e.	[13](1)	Distribution Agreement.
	[25](2)	Amendment to Distribution Agreement.
f.		Inapplicable.
g.	[3](1)	Custodian Agreement.
	[15](2)	Fee Schedule for Exhibit g.
[10]h.		Transfer Agent and Service Agreement.
[1]i.		Opinion and Consent of Counsel as to legality of shares being registered incorporated by reference to Rule 24f-2 Notice filed on Form 24f-2 on December 27, 1996 (File No. 811-04676).
j.		Inapplicable.
k.		Inapplicable.
[3]l.		Investment Representation Letter relating to initial capital.
m.	[13](1)	Retirement Class shares distribution plan.
	[13](2)	Investor Class shares distribution plan.
[13]n.		Multiple Class Plan pursuant to Rule 18f-3.
o.	[8](1)	Power of Attorney.
	[21](2)	Power of Attorney.
p.	[21](1)	Harbor Funds and Harbor Funds Distributors, Inc. Code of Ethics.
	[21](2)	Harbor Capital Advisors, Inc. Code of Ethics.
	[17](4)	Jennison Associates LLC Code of Ethics.
	[18](6)	Northern Cross Investments, Ltd. Code of Ethics.
	[21](9)	Pacific Investment Management Co. Code of Ethics.
	[25](10)	Fischer, Francis Trees & Watts Code of Ethics.
	[25](11)	Wellington Management Company, LLP Code of Ethics.
	[21](12)	Westfield Capital Management Company, Inc. Code of Ethics.
	[16](14)	EARNEST Partners LLC Code of Ethics.
	[22](15)	Armstrong Shaw Associates Code of Ethics.
	[22](16)	LSV Asset Management Code of Ethics.
	[16](17)	Shenkman Capital Management, Inc. Code of Ethics.
	[16](18)	Marsico Capital Management, LLC Code of Ethics.
	[25](19)	NorthPointe Capital LLC Code of Ethics.
	[22](20)	Pzena Investment Management, LLC Code of Ethics.
	[24](21)	Evercore Investment Management, LLC Code of Ethnics

[1]	Filed with Post-Effective Amendment No. 22 on February 27, 1997.
[2]	Filed with Post-Effective Amendment No. 23 on December 30, 1997.
[3]	Filed with Post-Effective Amendment No. 24 on February 26, 1998.
[4]	Filed with Post-Effective Amendment No. 25 on December 30, 1998.
[5]	Filed with Post-Effective Amendment No. 27 on February 25, 2000.
[6]	Filed with Post-Effective Amendment No. 28 on August 14, 2000.
[7]	Filed with Post-Effective Amendment No. 29 on October 26, 2000.
[8]	Filed with Post-Effective Amendment No. 30 on November 16, 2000.
[9]	Filed with Post-Effective Amendment No. 31 on January 24, 2001.
[10]	Filed with Post-Effective Amendment No. 32 on April 20, 2001.
[11]	Filed with Post-Effective Amendment No. 33 on September 19, 2001.
[12]	Filed with Post-Effective Amendment No. 34 on December 3, 2001.
[13]	Filed with Post-Effective Amendment No. 36 on June 20, 2002.
[14]	Filed with Post-Effective Amendment No. 38 on September 11, 2002.
[15]	Filed with Post-Effective Amendment No. 39 on February 21, 2003.
[16]	Filed with Post-Effective Amendment No. 42 on December 14, 2004.
[17]	Filed with Post-Effective Amendment No. 43 on February 18, 2005.
[18]	Filed with Post-Effective Amendment No. 44 on September 1, 2005.
[19]	Filed with Post-Effective Amendment No. 47 on December 23, 2005.
[20]	Filed with Post-Effective Amendment No. 48 on January 30, 2006.
[21]	Filed with Post-Effective Amendment No. 49 on February 22, 2006.
[22]	Filed with Post-Effective Amendment No. 50 on May 23, 2006.
[23]	Filed with Post-Effective Amendment No. 51 on July 25, 2006.
[24]	Filed with Post-Effective Amendment No. 52 on February 14, 2007.
[25]	Filed with Post-Effective Amendment No. 53 on February 28, 2007.

Item 24. Persons Controlled by or Under Common Control with Registrant

None

Item 25. Indemnification

The Registrant maintains directors and officers insurance which, subject to the terms, conditions and deductibles of the policy, covers Trustees and officers of the Registrant while acting in their capacities as such. The issuer of the policy is the Chubb Custom Insurance Company, Chubb Group of Insurance Companies.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business or Other Connections of Investment Adviser

The business of Harbor Capital Advisors, Inc. is summarized under “The Adviser and Subadvisers” in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

The business or other connections of each director and officer of Harbor Capital Advisors, Inc. is currently listed in the investment adviser registration on Form ADV for Harbor Capital Advisors, Inc. (File No. 801-60367), and is hereby incorporated herein by reference thereto.

Northern Cross Investments Limited is a subadviser to Registrant’s investment adviser. The business or other connections of each director and officer of Northern Cross Investments Limited is currently listed in the investment adviser registration on Form ADV for Northern Cross Investments Limited (File No. 801-42997) and is hereby incorporated by reference thereto.

Shenkman Capital Management, Inc. is a subadviser to Registrant’s investment adviser. The business or other connections of each director and officer of Shenkman Capital Management, Inc. is currently listed in the investment adviser registration on Form ADV for Shenkman Capital Management, Inc. (File No. 801-25180) and is hereby incorporated by reference thereto.

Armstrong Shaw Associates, Inc. is a subadviser to Registrant’s investment adviser. The business or other connections of each director and officer of Armstrong Shaw Associates is currently listed in the investment adviser registration on Form ADV for Armstrong Shaw Associates (File No. 801-20597) and is hereby incorporated by reference thereto.

Pacific Investment Management Company is a subadviser to Registrant’s investment adviser. The business or other connections of each director and officer of Pacific Investment Management Company is currently listed in the investment adviser registration on Form ADV for Pacific Investment Management Company (File No. 801-7260) and is hereby incorporated by reference thereto.

Fischer Francis Trees & Watts, Inc. is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Fischer Francis Trees & Watts, Inc. is currently listed in the investment adviser registration on Form ADV for Fischer Francis Trees & Watts, Inc. (File No. 801-10577) and is hereby incorporated by reference thereto.

Jennison Associates LLC is a subadviser to Registrant’s investment adviser. The business or other connections of each director or officer of Jennison Associates LLC is currently listed in the investment adviser registration on Form ADV for Jennison Associates LLC (File No. 801-5608) and is hereby incorporated by reference thereto.

Earnest Partners LLC is a subadviser to Registrant’s investment adviser. The business or other connections of each director or officer of Earnest Partners LLC is currently listed in the investment adviser registration on Form ADV for Earnest Partners LLC (File No. 801-56189) and is hereby incorporated by reference thereto.

Wellington Management Company, LLP is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Wellington Management Company, LLP is currently listed in the investment adviser registration on Form ADV for Wellington Management Company, LLP (File No. 801-15908) and is hereby incorporated herein by reference thereto.

Westfield Capital Management Company, Inc. is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Westfield Capital Management is currently listed in the investment adviser registration on Form ADV for Westfield Capital Management (File No. 801-34350) and is hereby incorporated herein by reference thereto.

LSV Asset Management is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of LSV Asset Management is currently listed in the investment adviser registration Form ADV for LSV Asset Management (File No. 801-47689) and is hereby incorporated herein by reference thereto.

Marsico Capital Management, LLC is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Marsico Capital Management, LLC is currently listed in the investment adviser registration Form ADV for Marsico Capital Management, LLC (File No. 801-54914) and is hereby incorporated herein by reference thereto.

NorthPointe Capital LLC is a subadviser to the Registrant’s investment adviser. The business or other connections of each director or officer of NorthPointe Capital LLC is currently listed in the investment adviser registration statement on Form ADV for NorthPointe Capital LLC (File No. 801-57064) and is hereby incorporated by reference thereto.

Pzena Investment Management LLC is a subadviser to the Registrant’s investment adviser. The business or other connections of each director or officer of Pzena Investment Management LLC is currently listed in the investment adviser registration statement on Form ADV for Pzena Investment Management LLC (File No. 801-50838) and is hereby incorporated by reference thereto.

Evercore Asset Management, LLC is a subadviser to the Registrant’s investment adviser. The business or other connections of each director or officer of Evercore Asset Management, LLC is listed in the investment adviser registration statement on Form ADV for Evercore Investment Management, LLC (File No. 801-65664) and is hereby incorporated by reference thereto.

Item 27. Principal Underwriter

(a) None

(b)

		Positions and Offices with	Positions and Offices with
Name	Business Address	Underwriter	Registrant

David G. Van Hooser	One SeaGate Toledo, Ohio 43604-1572	Director and President	Chairman, President and Trustee
Constance L. Souders	One SeaGate Toledo, Ohio 43604-1572	Director, Executive Vice President, Chief Compliance Officer and Treasurer	Vice President
Susan A. DeRoche	33 Arch Street Suite 2001, Boston, Massachusetts 02110	Secretary	Assistant Secretary

(c) Inapplicable

Item 28. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, Harbor Capital Advisors, Inc., Harbor Funds Distributors, Inc., and Harbor Services Group, Inc. each of which is located at One SeaGate, Toledo, Ohio 43604-1572. Records are also maintained by each Fund’s respective subadviser located at: Wall Street Associates, 1200 Prospect Street, Suite 100, LaJolla, California 92037; Wellington Management Company, LLP, 75 State Street, Boston, MA 02109; Westfield Capital Management Company, Inc., One Financial Center, 23rd Floor, Boston, Massachusetts 02111; NorthPointe Capital LLC, 101 W. Big Beaver, Suite 745, Troy, Michigan 48084; Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, Colorado, 80202; Jennison Associates LLC, 466 Lexington Avenue, New York, New York 10017; Northern Cross Investments Limited, Clarendon House, 2 Church Street, Hamilton, Bermuda HMDX; LSV Asset Management, 1 North Wacker Drive, Chicago, Illinois 60606; EARNEST Partners LLC, 75 Fourteenth Street, Suite 2300, Atlanta, Georgia 30309; Armstrong Shaw Associates, Inc., 45 Grove Street, New Canaan, CT 06840; Shenkman Capital Management, Inc., 461 Fifth Avenue, 22nd Floor, New York, New York 10017-6283; Pacific Investment Management Company, 840 Newport Center Drive, Newport Beach, California 92660; Fischer Francis Trees & Watts, Inc., 200 Park Avenue, New York, New York 10166; Pzena Investment Management, LLC, 120 West 45th Street, New York, New York 10036, Evercore Asset Management, LLC, 55 East 52nd Street, New York, New York 10055. Records relating to the duties of the Registrant’s custodian are maintained by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

Item 29. Management Services

Inapplicable.

Item 30. Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Toledo, the State of Ohio, on the 25th day of April 2007.

HARBOR FUNDS

By:	/s/ DAVID G. VAN HOOSER

David G. Van Hooser
Chairman, President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ DAVID G. VAN HOOSER David G. Van Hooser	Chairman, President and Trustee (Principal Executive Officer)	April 25, 2007

/s/ MARK W. KARCHNER Mark W. Karchner	Treasurer (Principal Financial and Accounting Officer)	April 25, 2007

/s/ HOWARD P. COLHOUN* Howard P. Colhoun	Trustee	April 25, 2007

/s/ JOHN P. GOULD* John P. Gould	Trustee	April 25, 2007

/s/ RODGER F. SMITH* Rodger F. Smith	Trustee	April 25, 2007

/s/ RAYMOND J. BALL** Raymond J. Ball	Trustee	April 25, 2007

*	Executed by David G. Van Hooser pursuant to a power of attorney filed with Post-Effective Amendment No. 30.

**	Executed by David G. Van Hooser pursuant to a power of attorney filed with Post-Effective Amendment No. 49.

HARBOR FUND

INDEX TO EXHIBITS IN REGISTRATION STATEMENT

No.	Exhibit

a.(13)	Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated February 13, 2007.
d.(41)	Investment Advisory Agreement— Harbor SMID Value Fund.
(42)	Subadvisory Agreement— Harbor SMID Value Fund.
(43)	Contractual Expense Limitation.— Harbor SMID Value Fund.